 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200 Columbus, OH 43215

(Address of principal executive offices) (Zip Code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200 Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedules of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Diamond Hill Small Cap Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Common Stocks - 88.3%	Shares	Fair Value
Consumer Discretionary - 13.5%
Aaron's, Inc.	524,377	$24,435,968
Callaway Golf Co.	269,637	4,411,261
Carter's, Inc.	113,641	11,830,028
Horizon Global Corp. (a)(b)	157,014	1,293,795
Live Nation Entertainment, Inc. (b)	929,340	39,162,388
Red Rock Resorts, Inc., Class A	1,066,105	31,215,554
Tenneco, Inc.	491,950	26,993,297
Vail Resorts, Inc. (a)	218,165	48,367,181
		187,709,472
Consumer Staples - 5.3%
B&G Foods, Inc. (a)	702,270	16,643,799
Cal-Maine Foods, Inc. (b)	231,448	10,114,278
Edgewell Personal Care Co. (a)(b)	153,170	7,477,759
Flowers Foods, Inc. (a)	890,160	19,458,898
Post Holdings, Inc. (a)(b)	262,200	19,864,272
		73,559,006
Energy - 3.3%
Carrizo Oil & Gas, Inc. (a)(b)	141,776	2,268,416
Cimarex Energy Co.	323,410	30,238,835
Linn Energy, Inc. (a)(b)	245,678	9,443,862
Noble Energy, Inc.	146,965	4,453,040
		46,404,153
Financials - 24.5%
Alleghany Corp.	21,048	12,932,733
Assured Guaranty Ltd.	143,776	5,204,691
Bank of the Ozarks, Inc. (a)	332,130	16,031,915
BankUnited, Inc.	924,040	36,943,119
BOK Financial Corp.	159,320	15,771,087
Brown & Brown, Inc.	1,089,040	27,705,178
Enstar Group Ltd. (b)	144,820	30,448,405
First Horizon National Corp.	732,955	13,801,543
First of Long Island Corp. (The)	359,105	9,857,432
Nationstar Mortgage Holdings, Inc. (a)(b)	1,378,000	24,748,880
Navigators Group, Inc. (The)	636,928	36,718,899
Popular, Inc.	758,660	31,575,429

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Common Stocks - 88.3% (Continued)	Shares	Fair Value
Financials - 24.5% (Continued)
ProAssurance Corp.	335,860	$16,306,003
Reinsurance Group of America, Inc.	72,455	11,158,070
State Bank Financial Corp.	360,015	10,804,050
Sterling Bancorp	690,447	15,569,580
Validus Holdings Ltd.	394,280	26,594,186
		342,171,200
Health Care - 3.3%
BioScrip, Inc. (a)(b)	3,538,927	8,705,760
Integer Holdings Corp. (b)	90,206	5,101,149
LifePoint Health, Inc. (b)	322,800	15,171,600
Natus Medical, Inc. (b)	498,080	16,760,392
		45,738,901
Industrials - 17.7%
Aircastle Ltd.	1,296,840	25,755,242
Alaska Air Group, Inc. (a)	269,335	16,687,997
Allegiant Travel Co. (a)	101,938	17,589,402
Avis Budget Group, Inc. (b)	1,092,534	51,174,293
Colfax Corp. (b)	282,415	9,009,039
Hillenbrand, Inc.	82,055	3,766,325
Hub Group, Inc., Class A (b)	651,545	27,267,158
Hyster-Yale Materials Handling, Inc.	164,295	11,489,149
Kirby Corp. (b)	175,180	13,480,101
SPX FLOW, Inc. (b)	366,415	18,023,954
Toro Co. (The)	182,295	11,384,323
TriMas Corp. (b)	262,160	6,881,700
Trinity Industries, Inc.	1,043,140	34,037,658
		246,546,341
Information Technology - 10.8%
Anixter International, Inc. (b)	747	56,585
Broadridge Financial Solutions, Inc.	197,660	21,681,325
CommScope Holding Co., Inc. (b)	649,655	25,966,710
DST Systems, Inc.	785,430	65,701,220
Sanmina Corp. (b)	429,262	11,225,201
TiVo Corp.	442,955	6,002,040
Versum Materials, Inc.	219,376	8,255,119

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Common Stocks - 88.3% (Continued)	Shares	Fair Value
Information Technology - 10.8% (Continued)
WNS Holdings Ltd. - ADR (b)	256,418	$11,623,428
		150,511,628
Real Estate - 7.2%
American Campus Communities, Inc. REIT	193,725	7,481,660
CubeSmart REIT	511,415	14,421,903
iStar, Inc. REIT (a)(b)	3,092,060	31,446,250
Jones Lang LaSalle, Inc.	67,167	11,730,045
Mid-America Apartment Communities, Inc. REIT	116,331	10,614,041
Tanger Factory Outlet Centers, Inc. REIT (a)	461,700	10,157,400
Winthrop Realty Trust REIT (b)(c)	1,975,475	14,183,911
		100,035,210
Telecommunication Services - 0.5%
Cincinnati Bell, Inc. (a)(b)	542,804	7,517,835

Utilities - 2.2%
Fortis, Inc. (a)	218,061	7,363,920
UGI Corp.	529,472	23,519,146
		30,883,066

Total Common Stocks		$1,231,076,812

Registered Investment Companies - 18.3%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (d)	5,360,816	$54,090,632
State Street Institutional Liquid Reserves Fund, Premier Class, 1.77% (e)	123,689,538	123,664,800
State Street Navigator Securities Lending Portfolio I, 1.86% (e)	78,035,124	78,035,124

Total Registered Investment Companies		$255,790,556

Total Investment Securities - 106.6% (Cost $1,075,027,104)		$1,486,867,368

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Net Other Assets (Liabilities) - (6.6)%	(91,606,661)

Net Assets - 100.0%	$1,395,260,707

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2018 was $75,709,847.
(b)	Non-income producing security.
(c)	Restricted and illiquid security not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees. This security was first acquired on March 17, 2011 with a total cost on March 31, 2018 of $20,011,748 and represents 1.0% of net assets.
(d)	Affiliated Fund.
(e)	The rate shown is the effective interest rate as of March 31, 2018.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Common Stocks - 90.6%	Shares	Fair Value
Consumer Discretionary - 13.0%
Aaron's, Inc.	963,813	$44,913,686
BorgWarner, Inc.	1,405,338	70,590,128
Goodyear Tire & Rubber Co. (The)	746,097	19,831,258
Hanesbrands, Inc. (a)	1,526,344	28,115,256
Liberty Media Corp. - Liberty Formula One, Series C (a)(b)	409,290	12,626,596
NVR, Inc. (b)	18,235	51,058,000
Red Rock Resorts, Inc., Class A	1,984,092	58,094,214
TEGNA, Inc.	2,538,119	28,909,175
Vail Resorts, Inc.	19,687	4,364,608
		318,502,921
Consumer Staples - 8.8%
B&G Foods, Inc. (a)	1,359,970	32,231,289
Coty, Inc., Class A	1,211,589	22,172,079
Edgewell Personal Care Co. (a)(b)	368,012	17,966,346
Flowers Foods, Inc. (a)	1,919,070	41,950,870
Molson Coors Brewing Co., Class B	400,178	30,145,409
Post Holdings, Inc. (a)(b)	832,336	63,057,775
TreeHouse Foods, Inc. (a)(b)	188,212	7,202,873
		214,726,641
Energy - 3.1%
Cimarex Energy Co.	810,387	75,771,184

Financials - 27.9%
Bank of the Ozarks, Inc. (a)	806,400	38,924,928
BankUnited, Inc.	2,162,328	86,449,873
BOK Financial Corp.	452,947	44,837,224
Brighthouse Financial, Inc. (b)	476,475	24,490,815
Brown & Brown, Inc.	1,413,210	35,952,062
Enstar Group Ltd. (b)	78,920	16,592,930
First Horizon National Corp.	748,496	14,094,180
First Republic Bank	423,550	39,224,965
Nationstar Mortgage Holdings, Inc. (b)	2,589,619	46,509,557
Navigators Group, Inc. (The)	437,474	25,220,376
Popular, Inc.	715,658	29,785,686
Reinsurance Group of America, Inc.	255,753	39,385,962

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 90.6% (Continued)	Shares	Fair Value
Financials - 27.9% (Continued)
SVB Financial Group (b)	157,643	$37,835,896
Validus Holdings Ltd.	1,111,860	74,994,957
Willis Towers Watson plc	616,835	93,876,119
XL Group Ltd.	596,147	32,943,083
		681,118,613
Health Care - 4.8%
Boston Scientific Corp. (b)	2,065,208	56,421,483
LifePoint Health, Inc. (b)	910,939	42,814,133
Orthofix International NV (b)	303,454	17,837,026
		117,072,642
Industrials - 10.8%
Aircastle Ltd.	742,035	14,736,815
Allegiant Travel Co. (a)	213,756	36,883,598
Avis Budget Group, Inc. (a)(b)	326,046	15,271,995
Colfax Corp. (b)	1,249,435	39,856,977
Hub Group, Inc., Class A (b)	1,284,362	53,750,550
Kirby Corp. (b)	799,314	61,507,212
Parker-Hannifin Corp.	97,920	16,747,258
SPX FLOW, Inc. (b)	502,851	24,735,241
		263,489,646
Information Technology - 8.7%
Avnet, Inc.	688,180	28,738,397
Broadridge Financial Solutions, Inc.	165,670	18,172,342
CommScope Holding Co., Inc. (b)	549,821	21,976,345
Juniper Networks, Inc. (a)	1,419,507	34,536,605
Keysight Technologies, Inc. (b)	438,607	22,978,621
Sanmina Corp. (b)	1,039,611	27,185,828
Worldpay, Inc., Class A (b)	717,825	59,033,928
		212,622,066
Materials - 2.6%
Axalta Coating Systems Ltd. (b)	2,140,629	64,625,590

Real Estate - 8.1%
American Campus Communities, Inc. REIT	1,328,648	51,312,386
CubeSmart REIT	2,048,715	57,773,763
iStar, Inc. REIT (a)(b)	2,125,926	21,620,667

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 90.6% (Continued)	Shares	Fair Value
Real Estate - 8.1% (Continued)
Jones Lang LaSalle, Inc.	162,131	$28,314,558
Mid-America Apartment Communities, Inc. REIT	430,265	39,257,379
		198,278,753
Utilities - 2.8%
Fortis, Inc. (a)	366,412	12,373,733
UGI Corp.	1,282,829	56,983,264
		69,356,997

Total Common Stocks		$2,215,565,053

Registered Investment Companies - 15.4%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	4,717,471	$47,599,278
State Street Institutional Liquid Reserves Fund, Premier Class, 1.77% (d)	127,123,054	127,097,629
State Street Institutional US Government Money Market Fund, Premier Class, 1.58% (d)	47,783,558	47,783,558
State Street Navigator Securities Lending Portfolio I, 1.86% (d)	152,764,097	152,764,097

Total Registered Investment Companies		$375,244,562

Total Investment Securities - 106.0% (Cost $2,191,294,194)		$2,590,809,615

Net Other Assets (Liabilities) - (6.0)%		(146,209,102)

Net Assets - 100.0%		$2,444,600,513

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2018 was $148,909,271.
(b)	Non-income producing security.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of March 31, 2018.

NV - Naamloze Vennootschap

plc - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

Diamond Hill Mid Cap Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Common Stocks - 90.6%	Shares	Fair Value
Consumer Discretionary - 15.6%
Aaron's, Inc.	25,885	$1,206,241
BorgWarner, Inc.	71,533	3,593,103
Dollar General Corp.	26,702	2,497,972
Goodyear Tire & Rubber Co. (The)	33,215	882,855
Hanesbrands, Inc. (a)	64,595	1,189,840
Liberty Media Corp. - Liberty Formula One, Series C (a)(b)	20,020	617,617
NVR, Inc. (b)	927	2,595,600
Red Rock Resorts, Inc., Class A	93,799	2,746,435
TEGNA, Inc.	58,166	662,511
Vail Resorts, Inc.	979	217,044
VF Corp.	33,572	2,488,357
		18,697,575
Consumer Staples - 8.3%
B&G Foods, Inc. (a)	32,293	765,344
Coty, Inc., Class A	65,588	1,200,260
Edgewell Personal Care Co. (b)	12,193	595,262
Flowers Foods, Inc.	71,932	1,572,434
Molson Coors Brewing Co., Class B	37,462	2,822,013
Post Holdings, Inc. (b)	39,470	2,990,247
		9,945,560
Energy - 3.4%
Cimarex Energy Co.	43,256	4,044,436

Financials - 29.3%
Bank of the Ozarks, Inc. (a)	39,489	1,906,134
BankUnited, Inc.	107,690	4,305,446
BOK Financial Corp.	15,510	1,535,335
Brown & Brown, Inc.	21,164	538,412
Discover Financial Services	39,777	2,861,160
Enstar Group Ltd. (b)	4,081	858,030
First Republic Bank	21,419	1,983,614
Franklin Resources, Inc.	35,974	1,247,578
Hartford Financial Services Group, Inc. (The)	23,591	1,215,408
Loews Corp.	112,697	5,604,422
Nationstar Mortgage Holdings, Inc. (b)	91,516	1,643,627

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 90.6% (Continued)	Shares	Fair Value
Financials - 29.3% (Continued)
Popular, Inc.	27,355	$1,138,515
Reinsurance Group of America, Inc.	5,953	916,762
SVB Financial Group (b)	7,033	1,687,990
Validus Holdings Ltd.	41,263	2,783,189
Willis Towers Watson plc	24,109	3,669,149
XL Group Ltd.	21,690	1,198,589
		35,093,360
Health Care - 4.2%
Boston Scientific Corp. (b)	106,747	2,916,328
LifePoint Health, Inc. (b)	45,476	2,137,372
		5,053,700
Industrials - 11.9%
Avis Budget Group, Inc. (a)(b)	16,007	749,768
Colfax Corp. (b)	50,044	1,596,404
Deere & Co.	8,992	1,396,638
Fastenal Co. (a)	33,656	1,837,281
Hub Group, Inc., Class A (b)	34,526	1,444,913
Kirby Corp. (b)	36,112	2,778,818
Parker-Hannifin Corp.	6,745	1,153,597
United Continental Holdings, Inc. (b)	29,401	2,042,488
Verisk Analytics, Inc. (b)	11,780	1,225,120
		14,225,027
Information Technology - 6.3%
Avnet, Inc.	32,273	1,347,721
CommScope Holding Co., Inc. (b)	26,490	1,058,805
Juniper Networks, Inc.	72,818	1,771,662
Keysight Technologies, Inc. (b)	17,105	896,131
Worldpay, Inc., Class A (b)	30,092	2,474,766
		7,549,085
Materials - 2.7%
Axalta Coating Systems Ltd. (b)	108,170	3,265,652

Real Estate - 6.8%
American Campus Communities, Inc. REIT	57,053	2,203,387
CubeSmart REIT	95,502	2,693,156
Jones Lang LaSalle, Inc.	7,525	1,314,166

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 90.6% (Continued)	Shares	Fair Value
Real Estate - 6.8% (Continued)
Mid-America Apartment Communities, Inc. REIT	21,363	$1,949,160
		8,159,869
Utilities - 2.1%
UGI Corp.	57,169	2,539,447

Total Common Stocks		$108,573,711

Registered Investment Companies - 14.3%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	215,950	$2,178,932
State Street Institutional Liquid Reserves Fund, Premier Class, 1.77% (d)	6,650,971	6,649,640
State Street Institutional US Government Money Market Fund, Premier Class, 1.58% (d)	2,142,561	2,142,561
State Street Navigator Securities Lending Portfolio I, 1.86% (d)	6,133,755	6,133,755

Total Registered Investment Companies		$17,104,888

Total Investment Securities - 104.9% (Cost $113,627,576)		$125,678,599

Net Other Assets (Liabilities) - (4.9)%		(5,848,899)

Net Assets - 100.0%		$119,829,700

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2018 was $6,041,128.
(b)	Non-income producing security.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of March 31, 2018.

plc- Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

Diamond Hill Large Cap Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Common Stocks - 98.2%	Shares	Fair Value
Consumer Discretionary - 15.0%
BorgWarner, Inc.	2,362,802	$118,683,544
Charter Communications, Inc., Class A (a)	335,030	104,268,037
Comcast Corp., Class A	3,031,545	103,587,893
Goodyear Tire & Rubber Co. (The)	2,670,059	70,970,168
Hanesbrands, Inc.	2,891,491	53,261,264
TEGNA, Inc.	2,170,362	24,720,423
TJX Cos., Inc. (The)	1,812,501	147,827,582
Twenty-First Century Fox, Inc., Class B	1,258,941	45,787,684
VF Corp.	1,577,325	116,911,329
Walt Disney Co. (The)	869,916	87,374,363
		873,392,287
Consumer Staples - 11.2%
Constellation Brands, Inc., Class A	66,539	15,165,569
Coty, Inc., Class A	2,641,169	48,333,393
Kimberly-Clark Corp.	795,676	87,627,798
Molson Coors Brewing Co., Class B	1,108,339	83,491,177
PepsiCo, Inc.	1,122,726	122,545,543
Philip Morris International, Inc.	1,737,433	172,700,840
Procter & Gamble Co. (The)	1,531,062	121,382,595
		651,246,915
Energy - 3.8%
Cimarex Energy Co.	1,217,476	113,834,006
Devon Energy Corp.	3,437,813	109,288,075
		223,122,081
Financials - 27.4%
Berkshire Hathaway, Inc., Class B (a)	797,227	159,030,842
Brighthouse Financial, Inc. (a)	1,147,873	59,000,672
Citigroup, Inc.	3,362,272	226,953,360
Discover Financial Services	2,876,735	206,923,549
First Republic Bank	860,022	79,646,637
Franklin Resources, Inc.	1,351,443	46,868,043
Hartford Financial Services Group, Inc. (The)	1,408,428	72,562,211
JPMorgan Chase & Co.	1,523,812	167,573,606
Loews Corp.	1,968,635	97,900,219
Marsh & McLennan Cos., Inc.	1,198,987	99,024,336

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

Common Stocks - 98.2% (Continued)	Shares	Fair Value
Financials - 27.4% (Continued)
MetLife, Inc.	3,849,215	$176,640,476
Morgan Stanley	1,831,708	98,838,964
PNC Financial Services Group, Inc. (The)	681,371	103,050,550
		1,594,013,465
Health Care - 14.5%
Abbott Laboratories	4,257,443	255,105,985
Aetna, Inc.	878,016	148,384,704
Gilead Sciences, Inc.	490,722	36,995,532
Medtronic plc	1,680,521	134,811,395
Pfizer, Inc.	3,931,539	139,530,319
Thermo Fisher Scientific, Inc.	617,387	127,465,720
		842,293,655
Industrials - 9.0%
Honeywell International, Inc.	463,355	66,959,431
Parker-Hannifin Corp.	621,401	106,278,213
United Continental Holdings, Inc. (a)	1,376,563	95,629,832
United Technologies Corp.	1,400,921	176,263,880
Verisk Analytics, Inc. (a)	756,675	78,694,200
		523,825,556
Information Technology - 13.5%
Alphabet, Inc., Class A (a)	180,037	186,723,574
Apple, Inc.	805,867	135,208,365
Facebook, Inc., Class A (a)	465,848	74,437,852
Juniper Networks, Inc.	1,077,752	26,221,706
Microsoft Corp.	2,179,683	198,939,667
Texas Instruments, Inc.	574,950	59,731,555
Worldpay, Inc., Class A (a)	1,252,798	103,030,107
		784,292,826
Materials - 3.8%
Axalta Coating Systems Ltd. (a)	2,465,582	74,435,921
Eastman Chemical Co.	631,139	66,635,656
Praxair, Inc.	558,456	80,585,201
		221,656,778

Total Common Stocks		$5,713,843,563

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

Registered Investment Companies - 1.8%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.77% (b)	101,640,402	$101,620,073

Total Investment Securities - 100.0% (Cost $4,582,281,261)		$5,815,463,636

Net Other Assets (Liabilities) - 0.0% (c)		674,823

Net Assets - 100.0%		$5,816,138,459

(a)	Non-income producing security.
(b)	The rate shown is the effective interest rate as of March 31, 2018.
(c)	Percentage rounds to less than 0.1%.

plc - Public Limited Company

See accompanying notes to Schedule of Investments.

Diamond Hill All Cap Select Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Common Stocks - 97.5%	Shares	Fair Value
Consumer Discretionary - 16.5%
BorgWarner, Inc.	99,754	$5,010,643
Dollar General Corp.	40,469	3,785,875
Liberty Global plc, Class A (a)	144,921	4,537,476
Red Rock Resorts, Inc., Class A	149,365	4,373,407
TJX Cos., Inc. (The)	59,942	4,888,870
Twenty-First Century Fox, Inc., Class B	150,346	5,468,084
Vail Resorts, Inc.	24,449	5,420,343
		33,484,698
Consumer Staples - 12.8%
Molson Coors Brewing Co., Class B	96,032	7,234,091
PepsiCo, Inc.	46,802	5,108,438
Philip Morris International, Inc.	72,814	7,237,712
Post Holdings, Inc. (a)	84,160	6,375,962
		25,956,203
Energy - 2.5%
Cimarex Energy Co.	53,457	4,998,229

Financials - 31.5%
Bank of the Ozarks, Inc. (b)	61,031	2,945,966
BankUnited, Inc.	122,267	4,888,235
Berkshire Hathaway, Inc., Class B (a)	52,746	10,521,772
Brighthouse Financial, Inc. (a)	87,633	4,504,336
Credit Suisse Group AG - ADR	250,924	4,213,014
Discover Financial Services	136,365	9,808,734
First Republic Bank	55,039	5,097,162
Loews Corp.	154,202	7,668,465
MetLife, Inc.	218,621	10,032,518
Nationstar Mortgage Holdings, Inc. (a)	231,313	4,154,381
		63,834,583
Health Care - 6.5%
Abbott Laboratories	91,362	5,474,411
Aetna, Inc.	26,596	4,494,724
Gilead Sciences, Inc.	40,468	3,050,883
		13,020,018

Diamond Hill All Cap Select Fund

Schedule of Investments (Continued)

Common Stocks - 97.5% (Continued)	Shares	Fair Value
Industrials - 15.3%
Hub Group, Inc., Class A (a)	102,915	$4,306,993
Johnson Controls International plc	220,841	7,782,437
Kirby Corp. (a)	60,903	4,686,486
United Continental Holdings, Inc. (a)	135,332	9,401,514
Verisk Analytics, Inc. (a)	45,712	4,754,048
		30,931,478
Information Technology - 9.1%
Alphabet, Inc., Class A (a)	7,022	7,282,797
Apple, Inc.	21,202	3,557,272
Facebook, Inc., Class A (a)	25,841	4,129,133
Sanmina Corp. (a)	134,800	3,525,020
		18,494,222
Materials - 1.7%
Axalta Coating Systems Ltd. (a)	115,432	3,484,892

Real Estate - 1.6%
CubeSmart REIT	116,944	3,297,821

Total Common Stocks		$197,502,144

Registered Investment Companies - 3.5%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	282,918	$2,854,644
State Street Institutional US Government Money Market Fund, Premier Class, 1.58% (d)	2,514,402	2,514,402
State Street Navigator Securities Lending Portfolio I, 1.86% (d)	1,713,360	1,713,360

Total Registered Investment Companies		$7,082,406

Total Investment Securities - 101.0% (Cost $180,461,704)		$204,584,550

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)

Net Other Assets (Liabilities) - (1.0)%	(1,959,434)

Net Assets - 100.0%	$202,625,116

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2018 was $1,705,234.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of March 31, 2018.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Common Stocks - 83.3%	Shares	Fair Value
Consumer Discretionary - 13.8%
BorgWarner, Inc. (a)	1,552,835	$77,998,902
Comcast Corp., Class A	2,547,940	87,063,110
Dollar General Corp. (a)	621,680	58,158,164
Goodyear Tire & Rubber Co. (The) (a)	1,933,560	51,394,025
Hanesbrands, Inc. (a)	2,724,340	50,182,343
Starbucks Corp. (a)	599,010	34,676,689
TEGNA, Inc. (a)	2,155,608	24,552,375
TJX Cos., Inc. (The) (a)	1,127,010	91,918,936
Twenty-First Century Fox, Inc., Class B (a)	1,290,365	46,930,575
VF Corp. (a)	775,535	57,482,654
Walt Disney Co. (The) (a)	552,265	55,469,497
		635,827,270
Consumer Staples - 7.7%
Constellation Brands, Inc., Class A	73,815	16,823,915
Coty, Inc., Class A (a)	2,960,760	54,181,908
Kimberly-Clark Corp. (a)	565,615	62,291,180
Molson Coors Brewing Co., Class B (a)	1,479,915	111,481,997
Philip Morris International, Inc. (a)	1,092,840	108,628,296
		353,407,296
Energy - 3.4%
Cimarex Energy Co. (a)	1,156,599	108,142,007
Devon Energy Corp.	1,476,300	46,931,577
		155,073,584
Financials - 24.5%
BankUnited, Inc. (a)	2,645,195	105,754,896
Berkshire Hathaway, Inc., Class B (a)(b)	527,330	105,191,788
Brighthouse Financial, Inc. (a)(b)	791,196	40,667,474
Capital One Financial Corp. (a)	244,625	23,439,968
Citigroup, Inc. (a)	2,557,429	172,626,458
Discover Financial Services	1,913,170	137,614,318
First Republic Bank (a)	744,265	68,926,382
Franklin Resources, Inc. (a)	1,270,630	44,065,448
Hartford Financial Services Group, Inc. (The) (a)	342,672	17,654,461
JPMorgan Chase & Co. (a)	629,580	69,234,913
Loews Corp. (a)	1,620,407	80,582,840

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

Common Stocks - 83.3% (Continued)	Shares	Fair Value
Financials - 24.5% (Continued)
MetLife, Inc. (a)	3,034,519	$139,254,077
Morgan Stanley	428,250	23,108,370
Popular, Inc. (a)	1,905,802	79,319,479
Wells Fargo & Co. (a)	309,272	16,208,946
		1,123,649,818
Health Care - 6.8%
Abbott Laboratories	2,282,980	136,796,162
Medtronic plc (a)	1,128,242	90,507,573
Pfizer, Inc.	2,421,965	85,955,538
		313,259,273
Industrials - 11.0%
Colfax Corp. (a)(b)	633,190	20,198,761
Johnson Controls International plc (a)	2,658,390	93,681,664
Kirby Corp. (a)(b)	894,555	68,836,007
Parker-Hannifin Corp. (a)	207,560	35,498,987
United Continental Holdings, Inc. (a)(b)	2,512,900	174,571,163
United Technologies Corp. (a)	909,055	114,377,300
		507,163,882
Information Technology - 14.2%
Alphabet, Inc., Class A (b)	144,710	150,084,529
Apple, Inc. (a)	681,606	114,359,855
Cognizant Technology Solutions Corp., Class A (a)	1,124,340	90,509,370
Juniper Networks, Inc. (a)	2,807,795	68,313,652
Microsoft Corp.	1,502,789	137,159,552
Worldpay, Inc., Class A (a)(b)	1,126,005	92,602,651
		653,029,609
Materials - 1.9%
Axalta Coating Systems Ltd. (a)(b)	2,933,315	88,556,780

Total Common Stocks		$3,829,967,512

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

Registered Investment Companies - 32.8%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	8,827,258	$89,067,030
State Street Institutional Liquid Reserves Fund, Premier Class, 1.77% (d)	421,029,250	420,945,044
State Street Navigator Securities Lending Portfolio I, 1.86% (d)	997,135,391	997,135,391

Total Registered Investment Companies		$1,507,147,465

Total Investment Securities - 116.1% (Cost $4,374,201,090)		$5,337,114,977

Segregated Cash With Custodian - 26.5%		1,218,948,390

Securities Sold Short - (21.2)% (Proceeds $805,074,071)		(976,126,844)

Net Other Assets (Liabilities) - (21.4)%		(983,388,500)

Net Assets - 100.0%		$4,596,548,023

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2018 was $983,196,973.
(b)	Non-income producing security.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of March 31, 2018.

plc - Public Limited Company

See accompanying notes to Schedule of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

March 31, 2018 (Unaudited)

Common Stocks - 21.1%	Shares	Fair Value
Consumer Discretionary - 9.2%
Best Buy Co., Inc.	1,534,690	$107,412,953
Big Lots, Inc.	378,000	16,454,340
Children's Place, Inc. (The)	379,547	51,333,732
Grand Canyon Education, Inc.	837,305	87,850,041
Lithia Motors, Inc., Class A	152,075	15,286,579
lululemon athletica, Inc.	131,035	11,677,839
McDonald's Corp.	406,750	63,607,565
Polaris Industries, Inc.	213,855	24,490,675
Walmart, Inc.	489,335	43,536,135
		421,649,859
Consumer Staples - 0.5%
Coca-Cola Co. (The)	539,725	23,440,257

Energy - 1.5%
Core Laboratories NV	323,690	35,029,732
Helmerich & Payne, Inc.	518,560	34,515,354
		69,545,086
Financials - 3.5%
Bank of Hawaii Corp.	668,306	55,536,229
Cincinnati Financial Corp.	704,125	52,288,323
First American Financial Corp.	381,475	22,384,953
Selective Insurance Group, Inc.	502,529	30,503,510
		160,713,015
Health Care - 1.8%
AbbVie, Inc.	109,185	10,334,360
Encompass Health Corp.	279,715	15,991,307
Varian Medical Systems, Inc.	460,675	56,501,789
		82,827,456
Industrials - 1.3%
Cintas Corp.	81,590	13,917,622
W.W. Grainger, Inc.	163,695	46,206,188
		60,123,810
Information Technology - 2.2%
Cree, Inc.	872,050	35,152,336
Stamps.com, Inc.	243,624	48,980,605

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

Common Stocks - 21.1% (Continued)	Shares	Fair Value
Information Technology - 2.2% (Continued)
Western Union Co. (The)	875,315	$16,832,307
		100,965,248
Utilities - 1.1%
Consolidated Edison, Inc.	639,960	49,878,482

Total Common Stocks		$969,143,213

Registered Investment Companies - 0.1%	Shares	Fair Value
Industrials - 0.1%
Industrial Select Sector SPDR Fund (The)	94,005	$6,983,631

Total Securities Sold Short - 21.2% (Proceeds $805,074,071)		$976,126,844

Percentages disclosed are based on total net assets of the Fund at March 31, 2018.

NV - Naamloze Vennootschap

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Research Opportunities Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Common Stocks - 108.6%	Shares	Fair Value
Consumer Discretionary - 23.9%
Aptiv plc	3,150	$267,656
BorgWarner, Inc.	5,200	261,196
Charter Communications, Inc., Class A (a)(b)	3,072	956,068
Delphi Technologies plc	3,760	179,164
Dollar General Corp.	1,257	117,592
Fiat Chrysler Automobiles NV (b)	46,857	961,506
Hanesbrands, Inc.	26,900	495,498
Liberty Global plc, Class A (b)	25,525	799,188
NVR, Inc. (b)	600	1,680,000
Red Rock Resorts, Inc., Class A	108,893	3,188,387
Starbucks Corp. (a)	13,045	755,175
TJX Cos., Inc. (The)	1,626	132,617
Vail Resorts, Inc. (a)	15,900	3,525,030
VF Corp.	13,679	1,013,888
		14,332,965
Consumer Staples - 1.0%
Cal-Maine Foods, Inc. (b)	13,700	598,690

Energy - 1.1%
Cimarex Energy Co.	4,975	465,163
Linn Energy, Inc. (b)	4,370	167,983
		633,146
Financials - 20.4%
Atlas Financial Holdings, Inc. (b)	31,180	322,713
Bank of New York Mellon Corp. (The) (a)	16,380	844,061
Bank of the Ozarks, Inc. (a)	20,735	1,000,878
BankUnited, Inc.	20,275	810,595
Berkshire Hathaway, Inc., Class B (b)	1,700	339,116
Brighthouse Financial, Inc. (b)	11,400	585,960
Credit Suisse Group (SW) (b)	53,460	897,890
Discover Financial Services	18,995	1,366,310

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 108.6% (Continued)	Shares	Fair Value
Financials - 20.4% (Continued)
Fairfax India Holdings Corp. (b)	16,889	$293,869
Franklin Resources, Inc.	9,000	312,120
Julius Baer Group Ltd. (SW) (b)	10,250	630,820
MetLife, Inc.	34,037	1,561,958
Nationstar Mortgage Holdings, Inc. (b)	92,940	1,669,202
Popular, Inc.	16,505	686,938
SVB Financial Group (a)(b)	3,685	884,437
		12,206,867
Health Care - 14.6%
Acorda Therapeutics, Inc. (a)(b)	13,774	325,755
Aetna, Inc.	3,850	650,650
Allergan plc (a)	6,755	1,136,799
BioScrip, Inc. (a)(b)	403,216	991,911
Endo International plc (a)(b)	162,136	963,088
Gilead Sciences, Inc.	6,775	510,767
GlaxoSmithKline plc - ADR (a)	59,921	2,341,113
McKesson Corp. (a)	1,525	214,827
Medtronic plc	8,015	642,963
Mylan NV (b)	7,290	300,129
Shandong Weigo Group Medical Polymer Co. Ltd. (HK)	448,000	299,939
Thermo Fisher Scientific, Inc. (a)	1,927	397,848
		8,775,789
Industrials - 22.0%
Aircastle Ltd.	20,500	407,130
Colfax Corp. (b)	8,173	260,719
Honeywell International, Inc.	2,500	361,275
Howden Joinery Group plc (GB)	115,000	744,443
Hub Group, Inc., Class A (b)	46,713	1,954,939
Johnson Controls International plc (a)	17,961	632,946
Kirby Corp. (a)(b)	7,200	554,040
Sensata Technologies Holding plc (a)(b)	29,896	1,549,510
Stericycle, Inc. (b)	4,470	261,629
United Continental Holdings, Inc. (b)	56,521	3,926,514
United Technologies Corp.	3,550	446,661
Verisk Analytics, Inc. (a)(b)	18,486	1,922,544

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 108.6% (Continued)	Shares	Fair Value
Industrials - 22.0% (Continued)
WESCO International, Inc. (b)	2,880	$178,704
		13,201,054
Information Technology - 15.8%
Alphabet, Inc., Class A (b)	788	817,266
Baidu, Inc. - ADR (b)	2,394	534,317
Cognizant Technology Solutions Corp., Class A	28,832	2,320,976
Facebook, Inc., Class A (b)	4,038	645,232
First Data Corp., Class A (a)(b)	34,825	557,200
Juniper Networks, Inc.	25,373	617,325
Microsoft Corp.	15,309	1,397,252
Sanmina Corp. (b)	31,990	836,539
Texas Instruments, Inc.	5,232	543,553
Versum Materials, Inc.	7,000	263,410
WNS Holdings Ltd. - ADR (b)	20,962	950,207
		9,483,277
Materials - 3.5%
Axalta Coating Systems Ltd. (a)(b)	55,756	1,683,274
Fuchs Petrolub SE (GE)	3,500	178,490
W.R. Grace & Co.	4,000	244,920
		2,106,684
Real Estate - 3.5%
American Campus Communities, Inc. REIT	8,577	331,244
CubeSmart REIT (a)	8,607	242,717
iStar, Inc. REIT (a)(b)	114,602	1,165,502
Mid-America Apartment Communities, Inc. REIT	2,035	185,673
Public Storage REIT (a)	956	191,573
		2,116,709
Telecommunication Services - 2.8%
BT Group plc - ADR	43,784	707,549
Cincinnati Bell, Inc. (a)(b)	40,601	562,324
T-Mobile USA, Inc. (b)	6,882	420,077
		1,689,950

Total Common Stocks		$65,145,131

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Corporate Bonds - 2.0%	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 1.2%
Welltec A/S (c)	9.500%	12/01/22	$700,000	$722,750

Telecommunication Services - 0.8%
Frontier Communications Corp.(c)	8.500%	04/01/26	500,000	485,000

Total Corporate Bonds				$1,207,750

Registered Investment Companies - 28.0%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.77% (d)	48,902	$48,892
State Street Navigator Securities Lending Portfolio I, 1.86% (d)	16,716,192	16,716,192

Total Registered Investment Companies		$16,765,084

Total Investment Securities - 138.6% (Cost $74,237,353)		$83,117,965

Segregated Cash With Custodian - 13.6%		8,135,379

Securities Sold Short - (20.9)% (Proceeds $10,082,802)		(12,554,490)

Net Other Assets (Liabilities) - (31.3)%		(18,748,566)

Net Assets - 100.0%		$59,950,288

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2018 was $16,404,200.
(b)	Non-income producing security.
(c)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of March 31, 2018 was $1,207,750, represent 2.0% of net assets.
(d)	The rate shown is the effective interest rate as of March 31, 2018.

ADR - American Depositary Receipt

A/S - Aktieselskab

GB - British Security

GE - German Security

HK - Hong Kong Security

NV - Naamloze Vennootschap

plc - Public Limited Company

REIT - Real Estate Investment Trust

SE - Societas Europaea

SW - Swiss Security

See accompanying notes to Schedule of Investments.

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short

March 31, 2018 (Unaudited)

Common Stocks - 20.9%	Shares	Fair Value
Consumer Discretionary - 6.6%
Bed Bath & Beyond, Inc.	3,295	$69,162
Best Buy Co., Inc.	16,275	1,139,087
Big Lots, Inc.	3,100	134,943
Children's Place, Inc. (The)	3,423	462,961
Grand Canyon Education, Inc.	9,076	952,254
Lithia Motors, Inc., Class A	1,488	149,574
lululemon athletica, Inc.	4,200	374,304
Polaris Industries, Inc.	4,840	554,277
Walmart, Inc.	1,500	133,455
		3,970,017
Energy - 0.9%
Core Laboratories NV	1,850	200,207
Helmerich & Payne, Inc.	4,620	307,507
		507,714
Financials - 3.7%
Bank of Hawaii Corp.	5,290	439,599
Cincinnati Financial Corp.	9,016	669,528
First American Financial Corp.	5,654	331,777
Selective Insurance Group, Inc.	2,455	149,018
Westamerica Bancorp.	10,498	609,724
		2,199,646
Health Care - 1.9%
AbbVie, Inc.	2,901	274,580
Encompass Health Corp.	2,675	152,930
IDEXX Laboratories, Inc.	550	105,264
Merck & Co., Inc.	3,901	212,487
Varian Medical Systems, Inc.	3,425	420,076
		1,165,337
Industrials - 1.2%
Boeing Co. (The)	770	252,468
Cintas Corp.	1,170	199,579
W.W. Grainger, Inc.	1,023	288,762
		740,809
Information Technology - 4.9%
Cree, Inc.	17,719	714,253

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short (Continued)

Common Stocks - 20.9% (Continued)	Shares	Fair Value
Information Technology - 4.9% (Continued)
NETGEAR, Inc.	6,825	$390,390
Stamps.com, Inc.	5,526	1,111,002
Western Union Co. (The)	37,764	726,202
		2,941,847
Real Estate - 0.5%
EastGroup Properties, Inc.	3,570	295,096

Telecommunication Services - 0.6%
Cogent Communications Holdings, Inc.	8,688	377,059

Utilities - 0.6%
Consolidated Edison, Inc.	4,580	356,965

Total Securities Sold Short - 20.9% (Proceeds $10,082,802)		$12,554,490

Percentages disclosed are based on total net assets of the Fund at March 31, 2018.

NV - Naamloze Vennootschap

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Financial Long-Short Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Common Stocks - 96.6%	Shares	Fair Value
Banks, Thrifts & Mortgage Finance - 38.3%
Banco Bilbao Vizcaya Argentaria SA - ADR	77,345	$611,026
Bank of the Ozarks, Inc. (a)	20,695	998,948
BankUnited, Inc. (a)	36,215	1,447,876
BOK Financial Corp. (a)	6,155	609,284
Bridge Bancorp, Inc.	17,480	586,454
Citigroup, Inc. (a)	11,395	769,163
First Horizon National Corp. (a)	17,045	320,957
First of Long Island Corp. (The)	16,660	457,317
First Republic Bank (a)	12,310	1,140,029
JPMorgan Chase & Co. (a)	5,365	589,989
Nationstar Mortgage Holdings, Inc. (b)	107,375	1,928,455
Popular, Inc. (a)	24,685	1,027,390
State Bank Financial Corp.	18,020	540,780
Sterling Bancorp (a)	32,648	736,212
SVB Financial Group (a)(b)	5,605	1,345,256
		13,109,136
Capital Markets - 9.0%
Bank of New York Mellon Corp. (The) (a)	14,320	737,910
Credit Suisse Group AG - ADR	53,110	891,717
Franklin Resources, Inc. (a)	27,660	959,249
Morgan Stanley	9,415	508,033
		3,096,909
Consumer Finance - 7.1%
Capital One Financial Corp. (a)	7,300	699,486
Discover Financial Services (a)	24,115	1,734,592
		2,434,078
Diversified Financial Services - 5.5%
Berkshire Hathaway, Inc., Class B (a)(b)	9,450	1,885,086

Insurance - 20.2%
Atlas Financial Holdings, Inc. (b)	41,214	426,565
Brighthouse Financial, Inc. (a)(b)	15,065	774,341
Enstar Group Ltd. (a)(b)	3,045	640,211
Global Indemnity Ltd. (a)	8,330	287,552
Hartford Financial Services Group, Inc. (The) (a)	9,400	484,288
Loews Corp. (a)	29,040	1,444,159

Diamond Hill Financial Long-Short Fund

Schedule of Investments (Continued)

Common Stocks - 96.6% (Continued)	Shares	Fair Value
Insurance - 20.2% (Continued)
MetLife, Inc. (a)	30,890	$1,417,542
Validus Holdings Ltd.	15,075	1,016,809
Willis Towers Watson plc (a)	2,633	400,716
		6,892,183
IT Services - 3.0%
First Data Corp., Class A (a)(b)	33,965	543,440
Worldpay, Inc., Class A (a)(b)	5,755	473,291
		1,016,731
Equity Real Estate Investment Trusts (REITs) - 13.5%
American Campus Communities, Inc. REIT	21,760	840,371
CubeSmart REIT (a)	33,460	943,572
Essex Property Trust, Inc. REIT (a)	800	192,544
iStar, Inc. REIT (a)(b)	129,373	1,315,724
Mid-America Apartment Communities, Inc. REIT	5,935	541,509
Public Storage REIT (a)	2,965	594,156
Tanger Factory Outlet Centers, Inc. REIT (a)	7,885	173,470
		4,601,346

Total Common Stocks		$33,035,469

Registered Investment Companies - 31.4%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.77% (c)	1,014,712	$1,014,509
State Street Navigator Securities Lending Portfolio I, 1.86% (c)	9,710,615	9,710,615

Total Registered Investment Companies		$10,725,124

Total Investment Securities - 128.0% (Cost $39,903,971)		$43,760,593

Segregated Cash With Custodian - 11.1%		3,799,557

Diamond Hill Financial Long-Short Fund

Schedule of Investments (Continued)

Securities Sold Short - (10.9)% (Proceeds $2,608,692)	(3,737,175)

Net Other Assets (Liabilities) - (28.2)%	(9,637,525)

Net Assets - 100.0%	$34,185,450

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2018 was $9,545,054.
(b)	Non-income producing security.
(c)	The rate shown is the effective interest rate as of March 31, 2018.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Societe Anonyme

See accompanying notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund

Schedule of Investments Sold Short

March 31, 2018 (Unaudited)

Common Stocks - 10.9%	Shares	Fair Value
Banks, Thrifts & Mortgage Finance - 3.2%
Bank of Hawaii Corp.	3,200	$265,920
Washington Federal, Inc.	2,480	85,808
Westamerica Bancorp.	12,895	748,942
		1,100,670
Insurance - 6.3%
Cincinnati Financial Corp.	9,960	739,630
First American Financial Corp.	7,725	453,303
Hanover Insurance Group, Inc. (The)	1,710	201,592
Selective Insurance Group, Inc.	12,325	748,127
		2,142,652
IT Services - 1.0%
Western Union Co. (The)	18,245	350,851

Equity Real Estate Investment Trusts (REITs) - 0.4%
EastGroup Properties, Inc.	1,730	143,002

Total Securities Sold Short - 10.9% (Proceeds $2,608,692)		$3,737,175

Percentages disclosed are based on total net assets of the Fund at March 31, 2018.

See accompanying notes to Schedules of Investments and Investments Sold Short.

DIAMOND HILL GLOBAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Fair Value
Belgium - 2.5%
Anheuser-Busch InBev SA/NV	2,812	$309,174

Bermuda - 1.5%
Axalta Coating Systems Ltd. (a)	6,063	183,042

China - 2.1%
Baidu, Inc. - ADR (a)	1,155	257,784

France - 6.5%
Essilor International SA	1,411	190,347
Sanofi	3,168	254,204
SCOR SE	9,100	371,515
		816,066
Germany - 3.7%
Bayer AG	1,977	222,878
Fuchs Petrolub SE	4,846	247,132
		470,010
Hong Kong - 1.8%
Shandong Weigao Group Medical Polymer Co. Ltd.	344,280	230,498

Ireland - 2.8%
Johnson Controls International plc	9,887	348,418

Japan - 2.0%
Seven & i Holdings Co. Ltd.	6,000	256,994

Jersey - 1.6%
Beazley plc	24,815	199,263

DIAMOND HILL GLOBAL FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
Netherlands - 2.7%
Euronext NV	4,540	$332,782

Switzerland - 5.3%
Credit Suisse Group AG (a)	18,410	309,206
Julius Baer Group Ltd. (a)	5,704	351,044
		660,250
United Kingdom - 12.6%
Aptiv plc	4,143	352,031
Ashmore Group plc	56,445	302,255
BT Group plc - ADR (b)	11,607	187,569
GlaxoSmithKline plc	19,810	384,762
Howden Joinery Group plc	53,609	347,033
		1,573,650
United States - 53.1%
Alphabet, Inc. - Class C (a)	268	276,520
Apple, Inc.	1,389	233,046
BankUnited, Inc.	7,633	305,167
Berkshire Hathaway, Inc. - Class B (a)	2,481	494,910
BorgWarner, Inc.	4,840	243,113
Brighthouse Financial, Inc. (a)	2,184	112,258
Cimarex Energy Co.	1,960	183,260
Citigroup, Inc.	2,431	164,092
Discover Financial Services	3,952	284,267
Facebook, Inc. - Class A (a)	1,610	257,262
First Republic Bank	2,633	243,842
Gilead Sciences, Inc.	3,330	251,049
Hub Group, Inc. - Class A (a)	5,382	225,237
Kirby Corp. (a)	3,301	254,012
Liberty Global plc - Class A (a)	12,773	399,923
MetLife, Inc.	10,650	488,729
Philip Morris International, Inc.	3,032	301,381
Post Holdings, Inc. (a)	4,332	328,192
Red Rock Resorts, Inc. - Class A	7,436	217,726
Sanmina Corp. (a)	9,356	244,659
Twenty-First Century Fox, Inc. - Class B	8,247	299,943
United Continental Holdings, Inc. (a)	7,447	517,343

DIAMOND HILL GLOBAL FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
United States - 53.1% (Continued)
Vail Resorts, Inc.	1,458	$323,239
		6,649,170

Total Common Stocks		$12,287,101

Registered Investment Companies - 2.0%	Par Value	Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.77% (c)	207,940	$207,899
State Street Navigator Securities Lending Portfolio I, 1.86% (c)	41,432	41,432

Total Registered Investment Companies		$249,331

Total Investments at Value - 100.2% (Cost $13,126,234)		$12,536,432

Net Other Assets (Liabilities) - (0.2)%		(27,626)

Net Assets - 100.0%		$12,508,806

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2018 was $40,578.
(c)	The rate shown is the effective interest rate as of March 31, 2018.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

plc - Public Limited Company

SA - Societe Anonyme

SE - Societas Europaea

See accompanying notes to Schedule of Investments.

Diamond Hill Short Duration Total Return Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Corporate Credit - 8.6%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.1%
ABN AMRO Bank NV (a)	2.100%	01/18/19	$500,000	$497,415
Bank of America Corp.	6.875%	04/25/18	140,000	140,367
Bank of Montreal (b)	1.350%	08/28/18	425,000	423,314
Bank of Nova Scotia	1.650%	06/14/19	35,000	34,545
Canadian Imperial Bank	1.600%	09/06/19	425,000	417,847
Capital One Financial Corp. (b)	2.500%	05/12/20	500,000	492,125
Capital One North America	1.850%	09/13/19	500,000	491,481
Citigroup, Inc. (b)	2.350%	08/02/21	500,000	485,394
Citigroup, Inc.	2.900%	12/08/21	750,000	738,414
Danske Bank A/S (a)	1.650%	09/06/19	500,000	492,601
DBS Group Holdings Ltd. (3MO LIBOR + 49) (a)(c)	2.537%	06/08/20	1,500,000	1,500,249
Fifth Third Bank (3MO LIBOR + 59) (c)	2.881%	09/27/19	500,000	502,252
Goldman Sachs Group, Inc.	2.300%	12/13/19	225,000	222,572
Goldman Sachs Group, Inc.	2.600%	12/27/20	1,000,000	985,207
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (c)	2.862%	04/26/22	450,000	453,888
Huntington National Bank (3MO LIBOR + 51) (c)	2.581%	03/10/20	1,000,000	1,003,107
JPMorgan Chase & Co.	2.250%	01/23/20	50,000	49,387
JPMorgan Chase & Co.	2.550%	10/29/20	1,000,000	987,448
JPMorgan Chase & Co. (3MO LIBOR + 100) (b)(c)	2.721%	01/15/23	400,000	403,393
Key Banc NA	1.600%	08/22/19	750,000	738,211
Mizuho Financial Group	2.273%	09/13/21	500,000	481,249
Morgan Stanley (b)	2.650%	01/27/20	486,000	482,955
Morgan Stanley (3MO LIBOR + 118) (c)	2.924%	01/20/22	1,000,000	1,012,077
National Australia Bank, New York	2.250%	01/10/20	500,000	495,353
Nordea Bank AB (3MO LIBOR + 62) (a)(c)	2.922%	09/30/19	250,000	251,146
PNC Bank NA	6.875%	04/01/18	1,000,000	1,000,000
Popular, Inc.	7.000%	07/01/19	100,000	102,000
Rabobank Nederland NY	2.250%	01/14/20	300,000	296,112
Royal Bank of Canada	1.500%	07/29/19	220,000	216,392
Skandinaviska Enskilda Banken AB	1.500%	09/13/19	500,000	490,546
Svenska Handelsbanken AB	1.500%	09/06/19	500,000	490,716
Toronto-Dominion Bank (b)	1.450%	09/06/18	450,000	448,279

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 8.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.1% (Continued)
Toronto-Dominion Bank	1.450%	08/13/19	$20,000	$19,658
Wells Fargo & Co.	2.400%	01/15/20	1,750,000	1,735,390
Westpac Banking Corp.	1.600%	08/19/19	425,000	418,227
				18,999,317
Basic Industry - 0.1%
E.I. du Pont de Nemours & Co. (b)	2.200%	05/01/20	425,000	419,075

Capital Goods - 0.1%
Beacon Roofing Supply, Inc.	6.375%	10/01/23	100,000	105,000
Summit Materials LLC	8.500%	04/15/22	125,000	134,687
				239,687
Communications - 0.3%
American Tower Corp.	2.250%	01/15/22	250,000	238,999
Cogent Communications, Inc. (a)	5.375%	03/01/22	25,000	25,562
Crown Castle International Corp.	2.250%	09/01/21	425,000	409,561
CSC Holdings LLC (a)	10.125%	01/15/23	400,000	444,000
Deutsche Telekom International Finance (a)	1.500%	09/19/19	200,000	196,238
				1,314,360
Consumer Cyclical - 1.0%
BMW U.S. Capital LLC (a)	1.450%	09/13/19	225,000	221,149
CCM Merger, Inc. (a)	6.000%	03/15/22	200,000	202,000
Cimpress NV (a)	7.000%	04/01/22	300,000	312,750
Daimler Finance NA LLC (a)	1.750%	10/30/19	350,000	343,523
Ford Motor Credit Co. LLC	1.897%	08/12/19	500,000	492,151
Ford Motor Credit Co. LLC (b)	2.681%	01/09/20	200,000	198,297
General Motors Financial Co.	2.350%	10/04/19	1,000,000	990,910
General Motors Financial Co.	3.200%	07/06/21	25,000	24,779
Nissan Motor Acceptance (a)	1.550%	09/13/19	425,000	417,162
Toyota Motor Credit Corp.	1.950%	04/17/20	425,000	417,953
				3,620,674
Consumer Non-Cyclical - 0.3%
Amgen, Inc.	2.650%	05/11/22	860,000	839,113
Mondelez International, Inc. (a)	1.625%	10/28/19	250,000	244,827
				1,083,940

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 8.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 0.2%
NextEra Energy, Inc.	1.649%	09/01/18	$215,000	$213,996
Sempra Energy	1.625%	10/07/19	370,000	362,804
Southern Power Co.	1.950%	12/15/19	250,000	245,600
				822,400
Energy - 0.2%
Energen Corp.	4.625%	09/01/21	125,000	122,812
Sinopec Group Overseas Development Ltd. (a)	1.750%	09/29/19	500,000	490,294
Welltec A/S (a)(b)	9.500%	12/01/22	200,000	206,500
				819,606
Finance Companies - 0.4%
Alliance Data Systems Corp. (a)	6.375%	04/01/20	200,000	200,000
American Express Credit Corp. (b)	1.700%	10/30/19	900,000	884,376
IBCIL Finance Co. Ltd. (a)	2.125%	09/29/19	200,000	196,163
Nationstar Mortgage/Capital Corp.	6.500%	07/01/21	50,000	50,750
Nationstar Mortgage/Capital Corp. (b)	6.500%	06/01/22	100,000	102,375
				1,433,664
Insurance - 0.7%
Hub Holdings LLC (a)	8.125%	07/15/19	100,000	100,125
Jackson National Life Global Funding (a)	2.100%	10/25/21	200,000	192,665
Met Life Global Funding I (3MO LIBOR + 40) (a)(c)	2.471%	06/12/20	1,000,000	1,004,356
New York Life Global Funding (a)	1.500%	10/24/19	500,000	490,374
PRICOA Global Funding I (a)	1.450%	09/13/19	350,000	342,860
Principal Life Global Funding II (a)	2.375%	11/21/21	400,000	388,101
				2,518,481
REITS - 0.1%
Crescent Communities, Inc. (a)	8.875%	10/15/21	190,000	199,975

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 8.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.1%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	$95,185	$98,516
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	07/02/22	133,200	139,620
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	101,876	104,677
				342,813

Total Corporate Credit				$31,813,992

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.8%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 14.2%
Access Point Financial, Series 2017-A, Class C (a)	5.820%	04/15/29	$4,750,000	$4,747,447
Access Point Financial, Series 2017-A, Class D (a)	6.000%	04/15/29	5,000,000	4,689,157
Gold Key Resorts LLC, Series 2014-A, Class A (a)	3.220%	03/17/31	278,527	275,461
Hero Funding Trust, Series 2016-3B, Class B (a)	5.240%	09/20/42	558,770	561,405
Hero Funding Trust, Series 2016-1R, Class A1 (a)	4.500%	09/21/42	1,135,491	1,129,813
Hero Funding Trust, Series 2016-4B, Class B (a)	4.990%	09/20/47	1,467,945	1,454,488
MarketPlace Loan Trust, Series 2016-BS1, Class A (a)	4.500%	01/15/21	641,058	643,388
MarketPlace Loan Trust, Series 2017-BS1, Class A (a)	3.499%	01/18/22	3,259,515	3,251,366
Mosaic Solar Loans LLC, Series 2017-2A, Class A (a)	3.820%	09/20/42	1,389,953	1,378,390
Mosaic Solar Loans LLC, Series 2017-2A, Class B (a)	4.770%	09/20/42	1,000,000	1,012,763
New Residential Advance Receivables Trust, Series 2016-T2, Class DT2 (a)	4.005%	10/15/49	1,354,000	1,336,561
New Residential Advance Receivables Trust, Series 2016-T2, Class ET2 (a)	5.573%	10/15/49	1,000,000	993,659
New Residential Advance Receivables Trust, Series 2016-T4, Class ET4 (a)	6.250%	12/15/50	2,500,000	2,499,390
New Residential Advance Receivables Trust, Series 2017-T1, Class ET1 (a)	5.815%	02/15/51	2,845,000	2,799,077
NRZ Excess Spread Collateralized Notes, Series 2018-PLS2, Class A (a)	3.264%	02/25/23	4,619,906	4,607,842
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1 (a)	2.520%	08/17/48	2,000,000	1,999,456
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class DT1 (a)	4.246%	08/17/48	1,900,000	1,909,500
Ocwen Master Advance Receivables Trust, Series 2017-T1, Class DT1 (a)	3.535%	09/15/48	3,150,000	3,154,383
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class DT2 (a)	4.445%	08/16/49	1,000,000	1,011,911

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 14.2% (Continued)
OnDeck Asset Securitization Trust, Series 2016-1A, Class A (a)	4.210%	05/17/20	$4,662,000	$4,664,346
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1MO LIBOR + 285) (a)(c)	4.721%	02/25/23	2,000,000	2,007,554
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A (1MO LIBOR + 400) (a)(c)	5.871%	08/25/23	1,500,000	1,502,250
Renew Financial LLC, Series 2017-1A, Class B (a)	5.749%	09/20/52	1,570,418	1,598,766
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (a)	3.590%	11/15/49	650,000	633,892
TES LLC, Series 2017-1A, Class B (a)	7.740%	10/20/47	2,000,000	1,989,108
Westgate Resorts, Series 2016-1A, Class A (a)	3.500%	12/20/28	702,944	703,954
				52,555,327
Agency CMBS - 0.1%
FNMA, Pool #FN AE0834 (c)	3.977%	01/01/21	233,533	239,502

Agency MBS CMO - 1.6%
FHLMC, Series 2814, Class PH	6.000%	06/15/34	333,468	368,397
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (c)	2.876%	11/15/37	1,233,746	1,247,614
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	55,293	59,543
FNMA, Series 2012-3, Class EA	3.500%	10/25/29	228,487	231,583
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	360,359	398,581
FNMA, Series 2003-131, Class CH	5.500%	01/25/34	120,170	133,158
FNMA, Series 2006-9, Class KZ	6.000%	03/25/36	303,676	338,928
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (c)	2.521%	07/25/36	1,064,425	1,068,078
FNMA, Series 2007-B1, Class ZA	5.500%	04/25/37	140,244	154,382
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	419,829	441,781
FNMA, Series 2011-46, Class MB	4.000%	06/25/37	95,592	95,789
FNMA, Series 2010-71, Class HJ	5.500%	07/25/40	840,744	920,833
GNMA, Series 2011-18, Class NA	4.000%	05/20/39	38,393	38,745
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (c)	2.201%	05/20/66	132,681	134,472
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	151,358	166,834
				5,798,718

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.7%
FHLMC, Series 3994, Class EI	3.000%	02/15/22	$2,336,488	$102,280
FHLMC, Series 3874, Class KI	4.500%	08/15/25	1,807,204	96,630
FHLMC, Series 3946, Class SB (1MO LIBOR + 675) (c)	4.973%	10/15/26	496,558	48,852
FNMA, Series 2011-75, Class MI	3.500%	08/25/26	944,592	88,813
FNMA, Series 348, Class 11	6.000%	01/25/34	1,242,716	323,159
FNMA, Series 2010-44, Class CS (1MO LIBOR + 655) (c)	4.678%	05/25/40	1,378,428	169,602
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	900,762	101,265
FNMA, Series 2014-45, Class IO	4.000%	08/25/44	1,829,642	363,357
GNMA, Series BC-H066, Class DI (c)	2.762%	05/31/64	31,051,011	929,105
GNMA, Series 2017-H22, Class ID (c)	2.876%	11/20/67	9,552,113	236,671
				2,459,734
Agency MBS Passthrough - 0.3%
FHLMC, Pool #FG G60257	5.500%	06/01/41	1,133,650	1,243,209
FNMA, Pool #FN 725146	6.500%	07/01/19	20,018	20,172
				1,263,381

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 22.7%
American Credit Acceptance Receivables Trust, Series 2014-4, Class C (a)	4.250%	10/12/20	$464,942	$465,213
American Credit Acceptance Receivables Trust, Series 2015-2, Class B (a)	2.970%	05/12/21	86,763	86,777
American Credit Acceptance Receivables Trust, Series 2016-3, Class C (a)	4.260%	08/12/22	246,000	248,118
Bank of the West Auto Trust, Series 2017-1, Class D (a)	3.210%	04/15/25	2,600,000	2,548,189
California Republic Auto Receivables Trust, Series 2015-4, Class C (a)	4.230%	09/15/22	85,000	85,000
CarFinance Capital LLC, Series 2014-2A, Class A (a)	1.440%	11/16/20	13,452	13,446
CarMax Auto Owner Trust, Series 2017-3, Class D	3.460%	10/16/23	2,000,000	1,993,793
CIG Auto Receivables Trust, Series 2017-1A, Class C (a)	5.330%	12/16/24	1,600,000	1,602,089
CPS Auto Trust, Series 2013-D, Class D (a)	5.540%	11/15/19	1,900,000	1,916,875
CPS Auto Trust, Series 2016-C, Class A (a)	1.620%	01/15/20	17,041	17,013
CPS Auto Trust, Series 2017-C, Class D (a)	3.790%	06/15/23	3,000,000	2,993,296
CPS Auto Trust, Series 2017-D, Class D (a)	3.730%	09/15/23	3,400,000	3,376,449
CPS Auto Trust, Series 2017-A, Class E (a)	7.070%	04/15/24	4,250,000	4,467,406
Drive Auto Receivables Trust, Series 2015-BA, Class C (a)	2.760%	07/15/21	268,107	268,606
Drive Auto Receivables Trust, Series 2017-3, Class D (a)	3.530%	12/15/23	4,900,000	4,900,937
Flagship Credit Auto Trust, Series 2014-1, Class E (a)	5.710%	08/16/21	1,000,000	1,013,424
FourSight Capital Automobile Receivables Trust, Series 2018-1, Class D (a)	4.190%	11/15/23	1,900,000	1,903,643
FourSight Capital Automobile Receivables Trust, Series 2018-1, Class E (a)	5.559%	01/16/24	1,500,000	1,509,001
FourSight Capital Automobile Receivables Trust, Series 2017-1, Class D (a)	5.280%	08/15/24	1,700,000	1,669,311
GLS Auto Receivables Trust, Series 2016-1A, Class C (a)	6.900%	10/15/21	1,900,000	1,986,542

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 22.7% (Continued)
GM Financial Automobile Leasing Trust, Series 2016-3, Class C	2.380%	05/20/20	$1,000,000	$992,045
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A2 (1MO LIBOR + 43) (a)(c)	2.206%	07/15/22	5,000,000	5,015,196
GO Financial Auto Securitization Trust, Series 2015-2, Class B (a)	4.800%	08/17/20	162,204	162,576
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (a)	5.800%	04/10/31	900,000	884,846
Honor Automobile Trust Securitization, Series 2016-1A, Class A (a)	2.940%	11/15/19	493,085	493,254
Honor Automobile Trust Securitization, Series 2016-1A, Class C (a)	8.050%	11/15/22	5,160,000	5,322,196
Navistar Financial Dealer Master Trust, Series 2016-1, Class B (1MO LIBOR + 175) (a)(c)	3.621%	09/27/21	1,040,000	1,044,006
Navistar Financial Dealer Master Trust, Series 2016-1, Class D (1MO LIBOR + 330) (a)(c)	5.171%	09/27/21	570,000	570,671
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1 (1MO LIBOR + 68) (a)(c)	2.456%	10/17/22	2,500,000	2,508,135
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (a)(c)	3.089%	02/15/23	3,850,000	3,850,159
Nissan Auto Lease Trust, Series 2017-B, Class A4	2.170%	12/15/21	1,000,000	989,069
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class E (a)	4.740%	11/14/25	2,000,000	1,993,978
OSCAR US Funding Trust, Series 16-2A, Class A2A (a)	2.310%	11/15/19	1,132,200	1,130,050
OSCAR US Funding Trust, Series 2017-1A, Class A2B (1MO LIBOR + 65)(a)(c)	2.539%	05/11/20	2,314,086	2,316,206
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (a)(c)	2.389%	11/10/20	2,010,000	2,011,425
OSCAR US Funding Trust, Series 2018-1A, Class A2B (1MO LIBOR + 49) (a)(c)	2.418%	04/12/21	3,600,000	3,600,158
OSCAR US Funding Trust, Series 2017-1A, Class A3 (a)	2.819%	06/10/21	510,000	505,733
Prestige Auto Receivables Trust, Series 2015-1, Class D (a)	3.050%	04/15/21	100,000	99,531
Prestige Auto Receivables Trust, Series 2015-1, Class E (a)	4.669%	01/17/22	2,300,000	2,328,413

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 22.7% (Continued)
Santander Retail Auto Lease Trust, Series 2017-A, Class A4 (a)	2.370%	01/20/22	$1,900,000	$1,878,285
Santander Retail Auto Lease Trust, Series 2017-A, Class C (a)	2.960%	11/21/22	1,650,000	1,631,484
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A4 (a)	2.289%	03/25/22	4,000,000	3,907,974
Skopos Auto Receivables Trust, Series 2018-1A, Class C (a)	4.770%	04/17/23	3,000,000	2,999,610
Tesla Auto Lease Trust, Series 2018-A, Class E (a)	4.939%	03/22/21	1,000,000	1,001,552
United Auto Credit Securitization Trust, Series 2017-1, Class E (a)	5.090%	03/10/23	2,350,000	2,364,454
Veros Auto Receivables Trust, Series 2017-1, Class A (a)	2.840%	04/17/23	1,429,689	1,424,253
				84,090,387

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.0%
AMPLIT Trust, Series 2015-A, Class B (a)	6.750%	09/15/21	$65,348	$65,475
Arcadia Receivables Credit Trust, Series 2017-1, Class A (a)	3.250%	06/15/23	716,231	718,483
Arcadia Receivables Credit Trust, Series 2017-1, Class B (a)	5.500%	06/15/23	3,900,000	3,940,651
Avant Loans Funding Trust, Series 2017-B, Class B (a)	3.380%	04/15/21	3,750,000	3,742,804
Avant Loans Funding Trust, Series 2015-A, Class C (a)	7.750%	08/16/21	413,472	416,988
Citi Held for Asset Issuance, Series 2015-PM2, Class B (a)	4.000%	03/15/22	24,371	24,383
Citi Held for Asset Issuance, Series 2016-MF1, Class C (a)	10.390%	08/15/22	225,000	236,155
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a)	3.960%	07/15/22	439,133	439,159
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class A (a)	2.420%	09/15/23	1,318,476	1,315,163
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class B (a)	3.560%	09/15/23	6,000,000	5,975,573
Consumer Loan Underlying Bond Credit Trust, Series 17-NP2, Class B (a)	3.499%	01/16/24	800,000	798,348
Consumer Loan Underlying Bond Credit Trust, Series 17-NP2, Class C (a)	4.870%	01/16/24	2,000,000	2,006,178
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class B (a)	3.669%	05/15/24	1,900,000	1,899,938
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class C (a)	4.740%	05/15/24	2,000,000	1,999,858
LendingClub Issuance Trust, Series 2016-NP1, Class B (a)	6.500%	06/15/22	835,000	845,566
Lendmark Funding Trust, Series 2017-1A, Class B (a)	3.770%	01/22/24	400,000	401,716
Lendmark Funding Trust, Series 2017-1A, Class C (a)	5.410%	01/22/24	2,300,000	2,362,485
Lendmark Funding Trust, Series 2016-2A, Class C (a)	6.640%	04/21/25	2,900,000	2,997,077

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.0% (Continued)
Mariner Finance Issuance Trust, Series 2017-AA, Class B (a)	4.740%	02/20/29	$400,000	$406,500
Mariner Finance Issuance Trust, Series 2017-AA, Class C (a)	6.730%	02/20/29	1,750,000	1,814,129
Mariner Finance Issuance Trust, Series 2017-BA, Class A (a)	2.919%	12/20/29	400,000	395,257
Mariner Finance Issuance Trust, Series 2017-BA, Class C (a)	4.570%	12/20/29	10,150,000	9,985,586
MarketPlace Loan Trust, Series 2015-AV2, Class B (a)	5.750%	10/15/21	470,768	472,277
MarketPlace Loan Trust, Series 2015-AV2, Class C (a)	7.500%	10/15/21	2,073,802	2,105,395
Marlette Funding Trust, Series 2016-1A, Class A (a)	3.060%	01/17/23	24,915	24,914
Marlette Funding Trust, Series 2016-1A, Class B (a)	4.780%	01/17/23	100,000	101,207
Marlette Funding Trust, Series 2017-1A, Class B (a)	4.114%	03/15/24	3,100,000	3,123,925
Marlette Funding Trust, Series 2018-1A, Class A (a)	2.610%	03/15/28	5,383,574	5,374,883
Marlette Funding Trust, Series 2018-1A, Class D (a)	4.849%	03/15/28	1,500,000	1,487,188
Murray Hill MarketPlace Trust, Series 2016-LC1, Class B (a)	6.150%	11/25/22	770,990	774,956
OneMain Financial Issuance Trust, Series 2014-2A, Class B (a)	3.020%	09/18/24	315,342	315,444
OneMain Financial Issuance Trust, Series 2016-2A, Class B (a)	5.940%	03/20/28	6,130,000	6,217,917
Oportun Funding IV LLC, Series 2016-C, Class B (a)	4.850%	11/08/21	1,500,000	1,505,303
Oportun Funding VI LLC, Series 2017-A, Class B (a)	3.970%	06/08/23	2,500,000	2,443,569
Oportun Funding VII LLC, Series 2017-B, Class B (a)	4.260%	10/10/23	2,500,000	2,500,402
Prosper Marketplace Issuance Trust, Series 2017-2A, Class B (a)	3.480%	09/15/23	2,150,000	2,143,678
Prosper Marketplace Issuance Trust, Series 2018-1A, Class B (a)	3.899%	06/17/24	5,150,000	5,149,252

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.0% (Continued)
Purchasing Power Funding, Series 2018-A, Class C (a)(c)	3.780%	08/15/22	$1,400,000	$1,398,082
Purchasing Power Funding, Series 2018-A, Class D (a)(c)	4.659%	08/15/22	1,000,000	999,506
Springfield Funding Trust, Series 2015-AA, Class B (a)	3.620%	11/15/24	135,000	134,793
Upstart Securitization Trust, Series 2017-1, Class B (a)	3.802%	06/20/24	3,350,000	3,336,855
Upstart Securitization Trust, Series 2017-1, Class C (a)	6.350%	06/20/24	2,850,000	2,912,530
				85,309,548
Equipment - 4.3%
Ascentium Equipment Receivables Trust, Series 2016-2A, Class E (a)	6.789%	10/10/24	900,000	949,451
Axis Equipment Finance Receivables Trust, Series 2015-1A, Class A2 (a)	1.900%	03/20/20	21,769	21,749
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (a)	2.210%	11/20/21	730,567	726,306
BCC Funding Corp., Series 2015-1, Class A2 (a)	2.224%	10/20/20	47,984	47,906
BCC Funding Corp., Series 2016-1, Class A2 (a)	2.200%	12/20/21	178,572	177,604
BCC Funding Corp., Series 2018-1A, Class E (a)	6.000%	04/21/25	1,000,000	996,952
Business Jet Securities LLC, Series 2018-1, Class A (a)	4.335%	02/15/33	5,497,417	5,511,795
Business Jet Securities LLC, Series 2018-1, Class B (a)	6.048%	02/15/33	1,320,673	1,322,957
Global SC Finance SRL, Series 2014-1A, Class A2 (a)	3.090%	07/17/29	1,257,167	1,230,548
LEAF II Receivables Funding LLC, Series 2017-1, Class E1 (a)	4.470%	07/15/22	1,650,000	1,645,352
LEAF II Receivables Funding LLC, Series 2017-1, Class E2 (a)	5.990%	09/15/24	2,278,000	2,265,867
SCF Equipment Trust LLC, Series 2017-1A, Class A (a)	3.770%	01/20/23	1,007,808	1,004,777
				15,901,264

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 14.2%
A10 Securitization, Series 2017-1A, Class C (a)	4.050%	03/15/36	$5,750,000	$5,679,774
A10 Securitization, Series 2017-1A, Class D (a)	4.700%	03/15/36	3,250,000	3,188,515
AMSR Trust, Series 2016-SFR1, Class A (1MO LIBOR + 140) (a)(c)	3.208%	11/17/33	3,500,000	3,514,455
B2R Mortgage Trust, Series 2015-2, Class A (a)	3.336%	11/15/48	261,039	261,479
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(c)	4.089%	08/15/32	4,750,000	4,777,316
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1MO LIBOR + 270) (a)(c)	4.476%	01/15/33	2,299,000	2,321,361
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 400) (a)(c)	7.813%	11/15/33	3,900,000	3,920,854
Commercial Mortgage Trust, Series 2014-TWC, Class B (1MO LIBOR + 160) (a)(c)	3.179%	02/13/32	1,340,000	1,341,280
Commercial Mortgage Trust, Series 2014-TWC, Class D (1MO LIBOR + 225) (a)(c)	3.967%	02/13/32	1,300,000	1,305,376
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (a)(c)	4.026%	11/15/34	4,900,000	4,924,111
FirstKey Lending Trust, Series 2015-SFR1, Class A (a)	2.553%	03/09/47	528,161	525,470
Fort CRE LLC, Series 2016-1A, Class E (1MO LIBOR + 800) (a)(c)	9.861%	05/21/36	4,750,000	4,803,947
FREMF Mortgage Trust, Series 2012-K21, Class C (a)(c)	3.938%	07/25/22	610,000	602,198
FREMF Mortgage Trust, Series 2012-K23, Class C (a)(c)	3.656%	10/25/45	400,000	388,247
GS Mortgage Securities Trust, Series 2018-CHLL, Class D (a)(c)	3.237%	02/15/37	2,900,000	2,901,435
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 245) (a)(c)	3.750%	03/17/37	2,600,000	2,633,321
Prime Finance Partners III, Series 2015-2, Class A (1MO LIBOR + 145) (a)(c)	3.236%	07/14/34	579,110	579,477
Prime Finance Partners III, Series 2017-3, Class C (1MO LIBOR + 250) (a)(c)	4.276%	01/14/35	1,275,000	1,282,557
Prime Finance Partners III, Series 2017-3, Class D (1MO LIBOR + 350) (a)(c)	5.276%	01/14/35	500,000	503,142
Progress Residential Trust, Series 2015-SFR2, Class A (a)	2.740%	06/12/32	1,843,299	1,827,080
Progress Residential Trust, Series 2015-SFR3, Class A (a)	3.067%	11/12/32	99,040	98,749
Progress Residential Trust, Series 2015-SFR3, Class D (a)	4.673%	11/12/32	135,000	137,952

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 14.2% (Continued)
RAIT Trust, Series 2016-FL6, Class B (1MO LIBOR + 265) (a)(c)	4.400%	11/13/31	$1,400,000	$1,402,117
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class D (1MO LIBOR + 385) (a)(c)	5.721%	05/25/34	1,750,000	1,762,312
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B (1MO LIBOR + 200) (a)(c)	3.588%	07/15/34	1,801,805	1,803,022
				52,485,547
Non Agency MBS CMO - 0.5%
CAM Mortgage Trust, Series 2016-2, Class A2 (a)	5.000%	06/15/57	400,000	396,871
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (c)	3.451%	08/25/34	16,988	17,231
COLT Funding LLC, Series 2016-2, Class M1 (a)	5.500%	09/25/46	750,000	759,375
First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A2 (c)	3.986%	04/25/35	276,424	283,406
RiverView HECM Trust, Series 2007-1, Class A (12MO LIBOR + 50) (a)(c)	2.549%	05/25/47	144,128	122,149
Sequoia Mortgage Trust, Series 2003-1, Class 1A (1MO LIBOR + 76) (c)	2.353%	04/20/33	207,172	203,455
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (c)	3.592%	09/25/33	296,056	301,409
				2,083,896

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 1.2%
College Ave Student Loans, Series 2017-A, Class B (a)	4.500%	11/26/46	$660,000	$648,114
Commonbond Student Loan Trust, Series 2017-BGS, Class C	4.440%	09/25/42	1,000,000	986,815
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a)	2.680%	07/25/35	502,456	493,713
Earnest Student Loan Program LLC, Series 2016-D, Class R	0.000%	01/25/41	5,000	386,450
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (a)(c)	2.221%	02/25/42	1,891,958	1,893,316
				4,408,408

Total Securitized				$306,595,712

Treasury - 5.1%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	1.500%	08/31/18	$6,000,000	$5,989,968
U.S. Treasury Notes	1.000%	09/15/18	2,000,000	1,992,109
U.S. Treasury Notes	0.875%	10/15/18	5,500,000	5,467,559
U.S. Treasury Notes	1.250%	12/31/18	5,500,000	5,466,699
Total Treasury				$18,916,335

Registered Investment Companies - 3.3%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.77% (d)	8,827,908	$8,826,143
State Street Navigator Securities Lending Portfolio I, 1.86% (d)	3,584,590	3,584,590

Total Registered Investment Companies		$12,410,733

Total Investment Securities - 99.8% (Cost $370,240,009)		$369,736,772

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Net Other Assets (Liabilities) - 0.2%	768,681

Net Assets - 100.0%	$370,505,453

(a)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of March 31, 2018 was $299,640,739, represent 80.9% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2018 was $3,513,370.
(c)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2018. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.
(d)	The rate shown is the effective interest rate as of March 31, 2018.

AB - Aktiebolag

A/S - Aktieselskab

LIBOR - London Interbank Offered Rate

NA - National Association

NV - Naamloze Vennootschap

See accompanying notes to Schedule of Investments.

Diamond Hill Core Bond Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Corporate Credit - 18.8%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.2%
Bank of America Corp.	2.881%	04/24/23	$100,000	$97,927
Bank of America Corp. (a)(b)	3.823%	01/20/28	100,000	98,731
Bank of Montreal (a)	1.350%	08/28/18	75,000	74,703
Bank of New York Mellon Corp. (The) (a)	3.000%	10/30/28	100,000	92,236
Bank of Nova Scotia	1.650%	06/14/19	65,000	64,155
Canadian Imperial Bank	1.600%	09/06/19	75,000	73,738
Capital One Financial Corp. (a)	3.750%	07/28/26	100,000	95,160
Citigroup, Inc.	3.300%	04/27/25	100,000	97,019
Citigroup, Inc.	4.125%	07/25/28	150,000	148,127
Discover Financial Services, Inc.	4.100%	02/09/27	100,000	99,132
Goldman Sachs Group, Inc.	2.300%	12/13/19	25,000	24,730
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (b)	2.862%	04/26/22	50,000	50,432
Goldman Sachs Group, Inc.	3.500%	01/23/25	80,000	78,437
Goldman Sachs Group, Inc.	3.500%	11/16/26	100,000	96,282
Huntington Bancshares, Inc.	2.300%	01/14/22	100,000	95,771
JPMorgan Chase & Co.	2.250%	01/23/20	100,000	98,775
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)(b)	2.721%	01/15/23	100,000	100,848
JPMorgan Chase & Co. (T 2 11/26 + 127) (b)	3.782%	02/01/28	100,000	99,161
JPMorgan Chase & Co. (a)(b)	3.508%	01/23/29	100,000	97,001
Key Bank NA (a)	2.500%	11/22/21	250,000	244,075
Morgan Stanley	3.700%	10/23/24	100,000	99,418
Morgan Stanley	3.125%	07/27/26	100,000	94,574
Morgan Stanley	3.625%	01/20/27	100,000	97,817
Regions Financial Corp.	2.750%	08/14/22	250,000	242,839
Royal Bank of Canada	1.500%	07/29/19	30,000	29,508
Toronto-Dominion Bank (a)	1.450%	09/06/18	50,000	49,809
Toronto-Dominion Bank	1.450%	08/13/19	30,000	29,487
Wells Fargo & Co.	2.400%	01/15/20	250,000	247,913
Wells Fargo & Co. (a)	3.550%	09/29/25	100,000	98,113
Westpac Banking Corp.	1.600%	08/19/19	75,000	73,805
				2,989,723

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 18.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Basic Industry - 0.1%
E.I. du Pont de Nemours & Co. (a)	2.200%	05/01/20	$75,000	$73,954

Brokerage Asset Managers Exchanges - 0.2%
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	97,406

Capital Goods - 0.6%
General Electric Capital Corp. (a)	6.750%	03/15/32	100,000	124,150
L-3 Communications Corp.	3.850%	12/15/26	50,000	49,396
Lennox International, Inc.	3.000%	11/15/23	100,000	97,398
				270,944
Communications - 1.6%
American Tower Corp.	2.250%	01/15/22	50,000	47,800
AT&T, Inc. (a)	3.200%	03/01/22	50,000	49,720
AT&T, Inc.	4.500%	05/15/35	100,000	97,838
AT&T, Inc.	4.900%	08/14/37	150,000	151,108
Comcast Corp.	3.969%	11/01/47	144,000	136,278
Crown Castle International Corp.	2.250%	09/01/21	75,000	72,275
Time Warner, Inc.	3.800%	02/15/27	100,000	96,620
Verizon Communications, Inc. (a)	4.125%	03/16/27	100,000	101,226
				752,865
Consumer Cyclical - 2.1%
BMW U.S. Capital LLC (c)	1.450%	09/13/19	25,000	24,572
CVS Health Corp. (a)	5.050%	03/25/48	250,000	262,415
Daimler Finance NA LLC (c)	1.750%	10/30/19	150,000	147,224
Ford Motor Co. (a)	4.346%	12/08/26	100,000	98,737
Ford Motor Co. (a)	7.450%	07/16/31	75,000	90,723
General Motors Financial Co.	3.200%	07/06/21	35,000	34,690
General Motors Financial Co.	4.000%	10/06/26	100,000	96,988
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	89,098
Nissan Motor Acceptance Corp.(c)	1.550%	09/13/19	75,000	73,617
Toyota Motor Credit Corp.	1.950%	04/17/20	75,000	73,756
				991,820

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 18.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 1.5%
Abbott Laboratories	4.750%	11/30/36	$100,000	$107,561
Actavis Funding SCS	4.550%	03/15/35	100,000	97,772
Amgen, Inc.	2.650%	05/11/22	140,000	136,600
Anheuser-Busch InBev SA/NV	3.500%	01/12/24	100,000	100,662
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	100,000	105,666
Kroger Co. (The) (a)	2.650%	10/15/26	100,000	90,235
Thermo Fisher Scientific, Inc.	2.950%	09/19/26	100,000	93,292
				731,788
Electric - 1.1%
CMS Energy Corp.	2.950%	02/15/27	100,000	93,516
DTE Energy Co.	2.850%	10/01/26	100,000	92,037
Entergy Corp.	2.950%	09/01/26	50,000	46,506
NextEra Energy, Inc.	1.649%	09/01/18	35,000	34,837
Public Service Electric	2.250%	09/15/26	100,000	91,266
Sempra Energy	1.625%	10/07/19	30,000	29,417
Southern Power Co.	1.950%	12/15/19	55,000	54,032
Southwestern Electric Power	2.750%	10/01/26	100,000	93,453
				535,064
Energy - 0.8%
Cimarex Energy Co. (a)	3.900%	05/15/27	100,000	98,815
Phillips 66 Partners LP	3.550%	10/01/26	100,000	95,103
Shell International Finance BV (a)	6.375%	12/15/38	73,000	96,805
Valero Energy Corp.	3.400%	09/15/26	100,000	95,887
				386,610
Finance Companies - 0.2%
American Express Credit Corp. (a)	1.700%	10/30/19	100,000	98,264

Insurance - 1.4%
Jackson National Life Global Funding (c)	2.100%	10/25/21	50,000	48,166
Lincoln National Corp.	3.625%	12/12/26	100,000	97,755
Met Life Global Funding I (c)	1.350%	09/14/18	150,000	149,152
New York Life Global Funding (c)	2.350%	07/14/26	50,000	45,898
New York Life Global Holdings (c)	2.900%	01/17/24	100,000	98,389
Pricoa Global Funding I (c)	1.450%	09/13/19	150,000	146,940
Principal Life Global Funding II (c)	2.375%	11/21/21	100,000	97,025
				683,325

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 18.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 1.8%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	$100,000	$97,593
American Campus Communities, Inc.	3.625%	11/15/27	100,000	95,067
American Homes 4 Rent	4.250%	02/15/28	100,000	97,925
Boston Properties LP	2.750%	10/01/26	50,000	45,486
CubeSmart LP	3.125%	09/01/26	50,000	46,450
ERP Operating LP	2.850%	11/01/26	100,000	94,624
Life Storage LP	3.875%	12/15/27	100,000	96,244
Realty Income Corp.	3.875%	04/15/25	100,000	99,500
Realty Income Corp.	3.000%	01/15/27	100,000	92,282
Spirit Realty LP	4.450%	09/15/26	100,000	96,897
				862,068
Technology - 0.2%
Apple, Inc.	3.000%	06/20/27	100,000	96,333

Transportation - 1.0%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	40,793	42,221
CSX Corp.	4.250%	11/01/66	100,000	90,574
Kirby Corp.	4.200%	03/01/28	100,000	99,964
Southwest Airlines Co.	3.000%	11/15/26	100,000	94,006
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	46,855	52,238
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	07/02/22	36,327	38,078
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	40,750	41,871
				458,952

Total Corporate Credit				$9,029,116

Government Related - 1.3%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Guaranteed - 1.0%
Tunisian Republic	1.416%	08/05/21	500,000	$481,150

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Government Related - 1.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Government Owned, No Guarantee - 0.3%
Tennessee Valley Authority	4.625%	09/15/60	$125,000	$154,023

Total Government Related				$635,173

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.4%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.9%
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	$37,137	$36,728
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	139,180	134,914
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	119,755	118,935
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	62,086	62,378
Hero Funding Trust, Series 2016-1R, Class A1 (c)	4.500%	09/21/42	59,763	59,464
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	163,537	161,101
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	77,260	76,552
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.189%	09/20/48	145,267	143,204
MarketPlace Loan Trust, Series 2017-BS1, Class A (b)(c)	3.499%	01/18/22	217,301	216,758
Mosaic Solar Loans LLC, Series 2017-2A, Class B (c)	4.770%	09/20/42	100,000	101,276
New Residential Advance Receivables Trust, Series 2016-T4, Class DT4 (c)	4.386%	12/15/50	200,000	199,621
NRZ Excess Spread Collateralized Notes, Series 2018-PLS2, Class A (c)	3.264%	02/25/23	192,496	191,993
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1 (c)	2.520%	08/17/48	100,000	99,973
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class DT1 (c)	4.246%	08/17/48	100,000	100,500
Ocwen Master Advance Receivables Trust, Series 2017-T1, Class DT1 (c)	3.535%	09/15/48	100,000	100,139
OnDeck Asset Securitization Trust, Series 2016-1A, Class A (c)	4.210%	05/17/20	150,000	150,076
Renew Financial LLC, Series 2017-1A, Class B (c)	5.749%	09/20/52	87,488	89,068
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (c)	3.590%	11/15/49	100,000	97,522
TES LLC, Series 2017-1A, Class A (c)	4.330%	10/20/47	200,000	199,548
				2,339,750

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS - 3.7%
FNMA, Pool #FN AE0834 (b)	3.977%	01/01/21	$58,383	$59,876
FNMA, Pool #FN AN2213 (b)	2.810%	07/01/26	700,000	686,388
FNMA, Pool #FN 469130 (b)	4.870%	10/01/41	136,969	146,500
FNMA, Pool #FN AM5015 (b)	4.939%	12/01/43	800,584	879,019
				1,771,783

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 20.1%
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	$103,942	$104,886
FHLMC, Series 2814, Class PH	6.000%	06/15/34	66,694	73,679
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (b)	2.876%	11/15/37	176,249	178,231
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	105,535
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	116,830
FHLMC, Series 3740, Class FC (1MO LIBOR + 50) (b)	2.276%	10/15/40	314,229	315,442
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	292,005
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (b)	2.276%	07/15/41	204,109	206,889
FHLMC, Series 263, Class F5 (1MO LIBOR + 50) (b)	2.276%	06/15/42	165,759	167,756
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	58,702	63,215
FNMA, Series 2012-17, Class BC	3.500%	03/25/27	1,000,000	1,022,714
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	133,545	147,709
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	241,647
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	211,000	237,676
FNMA, Series 2005-68, Class PG	5.500%	08/25/35	79,697	85,845
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (b)	2.521%	07/25/36	212,885	213,616
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	101,292	109,750
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (b)	2.251%	11/25/36	170,720	171,027
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	208,025	218,903
FNMA, Series 2015-76, Class ZB	3.999%	10/25/39	302,123	300,506
FNMA, Series 2009-103, Class MB (b)	3.533%	12/25/39	139,540	148,920
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	219,151
FNMA, Series 2010-71, Class HJ	5.500%	07/25/40	71,654	78,480
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	625,734
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	333,350
FNMA, Series 411, Class A3	3.000%	08/25/42	106,614	104,216
FNMA, Series 2012-99, Class UY	2.499%	09/25/42	288,000	247,169
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	176,000	170,805
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	338,802
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	100,000	109,618
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	298,312	344,553
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	170,000	186,272
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	100,629
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	119,501	125,431
GNMA, Series 2010-105, Class B	5.000%	08/20/40	300,000	322,554
GNMA, Series 2011-93, Class WB	4.000%	03/20/41	24,686	24,664

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 20.1% (Continued)
GNMA, Series 2013-22, Class GA	2.499%	10/20/41	$87,708	$83,012
GNMA, Series 2012-74, Class LY	2.499%	06/20/42	100,000	89,274
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	233,001	244,373
GNMA, Series 2013-37, Class F (1MO LIBOR + 27) (b)	2.092%	03/20/43	74,623	73,951
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	52,144	42,288
GNMA, Series 2017-H18, Class EB (b)	4.564%	06/20/63	337,621	351,401
GNMA, Series 2014-H14, Class FA (1MO LIBOR + 50) (b)	2.061%	07/20/64	165,810	166,351
GNMA, Series 2014-H15, Class FA (1MO LIBOR + 50) (b)	2.074%	07/20/64	112,151	112,580
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (b)	2.201%	05/20/66	301,629	305,700
GNMA, Series 2017-H16, Class DB (b)	4.613%	08/20/67	246,568	255,988
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	75,679	83,417
				9,662,544

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 3.9%
FHLMC, Series 3994, Class EI	3.000%	02/15/22	$865,107	$37,870
FHLMC, Series 3874, Class KI	4.500%	08/15/25	487,658	26,075
FHLMC, Series 3102, Class TA	7.500%	01/15/36	291,261	325,179
FHLMC, Series 3607, Class AO	0.000%	04/15/36	196,360	166,216
FHLMC, Series 3199, Class OC	0.000%	08/15/36	327,487	288,237
FHLMC, Series 3318, Class AO	0.000%	05/15/37	13,147	11,667
FHLMC, Series 379, Class 1	0.000%	05/25/37	117,509	101,988
FHLMC, Series 3607, Class OP	0.000%	07/15/37	152,219	130,677
FHLMC, Series 3594, Class SP (b)	3.622%	12/15/37	47,878	49,523
FNMA, Series 348, Class 11	6.000%	01/25/34	177,317	46,110
FNMA, Series 2005-45, Class PQ (1MO LIBOR + 550) (b)	3.628%	10/25/34	606,865	44,643
FNMA, Series 390, Class 32	6.500%	12/25/34	262,977	56,693
FNMA, Series 2006-96, Class MO	0.000%	10/25/36	136,923	124,954
FNMA, Series 2010-44, Class CS (1MO LIBOR + 655) (b)	4.678%	05/25/40	196,918	24,229
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	314,356	35,341
FNMA, Series 2014-42, Class SN (1MO LIBOR + 605) (b)	4.178%	07/25/44	1,222,770	195,349
GNMA, Series 2010-47, Class PX (1MO LIBOR + 670) (b)	4.877%	06/20/37	931,417	136,540
GNMA, Series 2008-40, Class SA (1MO LIBOR + 640) (b)	4.613%	05/16/38	104,960	14,556
GNMA, Series BC-H066, Class DI (b)	2.762%	05/31/64	1,410,166	42,195
GNMA, Series 2017-H22, Class ID	2.876%	11/20/67	1,153,412	28,578
				1,886,620
Agency MBS Passthrough - 1.6%
FHLMC, Pool #FG G06085	6.500%	09/01/38	140,258	157,941
FNMA, Pool #FN AT7120	3.500%	06/01/33	287,446	289,593
FNMA, Pool #FN AS4073	4.000%	12/01/44	314,275	325,292
				772,826

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 6.2%
Bank of the West Auto Trust, Series 2017-1, Class D (c)	3.210%	04/15/25	$100,000	$98,007
California Republic Auto Receivables Trust, Series 2015-4, Class C (c)	4.230%	09/15/22	100,000	100,000
CarFinance Capital LLC, Series 2014-2A, Class A (c)	1.440%	11/16/20	4,931	4,929
CarMax Auto Owner Trust, Series 2017-3, Class D	3.460%	10/16/23	250,000	249,224
CPS Auto Trust, Series 2015-B, Class A (c)	1.650%	11/15/19	7,025	7,020
CPS Auto Trust, Series 2016-C, Class A (c)	1.620%	01/15/20	17,041	17,013
CPS Auto Trust, Series 2017-D, Class D (c)	3.730%	09/15/23	100,000	99,307
Drive Auto Receivables Trust, Series 2017-3, Class D (c)	3.530%	12/15/23	100,000	100,019
DT Auto Owner Trust, Series 2016-2A, Class D (c)	5.429%	11/15/22	35,000	35,791
FourSight Capital Automobile Receivables Trust, Series 2018-1, Class D (c)	4.190%	11/15/23	100,000	100,192
FourSight Capital Automobile Receivables Trust, Series 2017-1, Class D (c)	5.280%	08/15/24	100,000	98,195
GLS Auto Receivables Trust, Series 2016-1A, Class C (c)	6.900%	10/15/21	100,000	104,555
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (c)	5.800%	04/10/31	100,000	98,316
Honor Automobile Trust Securitization, Series 2016-1A, Class A (c)	2.940%	11/15/19	94,633	94,665
Navistar Financial Dealer Master Trust, Series 2016-1, Class B (1MO LIBOR + 175) (b)(c)	3.621%	09/27/21	150,000	150,578
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR +64) (b)(c)	3.089%	02/15/23	150,000	150,006
OSCAR US Funding Trust, Series 2017-1A, Class A2B (1MO LIBOR +65) (b)(c)	2.539%	05/11/20	286,216	286,478
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (b)(c)	2.389%	11/10/20	230,000	230,163
OSCAR US Funding Trust, Series 2018-1A, Class A2B (1MO LIBOR + 49) (b)(c)	2.418%	04/12/21	100,000	100,004

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 6.2% (Continued)
OSCAR US Funding Trust, Series 2014-1A, Class A4 (c)	2.550%	12/15/21	$340,000	$338,935
Prestige Auto Receivables Trust, Series 2015-1, Class D (c)	3.050%	04/15/21	100,000	99,531
Prestige Auto Receivables Trust, Series 2015-1, Class E (c)	4.669%	01/17/22	200,000	202,471
Santander Retail Auto Lease Trust, Series 2017-A, Class A4 (c)	2.370%	01/20/22	100,000	98,857
Santander Retail Auto Lease Trust, Series 2017-A, Class C (c)	2.960%	11/21/22	100,000	98,878
				2,963,134

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 5.4%
Arcadia Receivables Credit Trust, Series 2017-1, Class A (c)	3.250%	06/15/23	$29,843	$29,937
Citi Held for Asset Issuance, Series 2015-PM2, Class B (c)	4.000%	03/15/22	625	625
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class A (c)	2.420%	09/15/23	106,830	106,562
Consumer Loan Underlying Bond Credit Trust, Series 17-NP2, Class B (c)	3.499%	01/16/24	200,000	199,587
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class B (c)	3.669%	05/15/24	100,000	99,997
LendingClub Issuance Trust, Series 2016-NP1, Class B (c)	6.500%	06/15/22	250,000	253,163
Lendmark Funding Trust, Series 2017-1A, Class B (c)	3.770%	01/22/24	100,000	100,429
Lendmark Funding Trust, Series 2017-1A, Class C (c)	5.410%	01/22/24	150,000	154,075
Lendmark Funding Trust, Series 2016-2A, Class C (c)	6.640%	04/21/25	100,000	103,348
Mariner Finance Issuance Trust, Series 2017-AA, Class B (c)	4.740%	02/20/29	100,000	101,625
Mariner Finance Issuance Trust, Series 2017-BA, Class A (c)	2.919%	12/20/29	100,000	98,814
Mariner Finance Issuance Trust, Series 2017-BA, Class C (c)	4.570%	12/20/29	250,000	245,950
MarketPlace Loan Trust, Series 2015-AV2, Class C (c)	7.500%	10/15/21	112,853	114,573
Marlette Funding Trust, Series 2016-1A, Class A (c)	3.060%	01/17/23	23,728	23,727
Marlette Funding Trust, Series 2017-1A, Class B (c)	4.114%	03/15/24	150,000	151,158
Marlette Funding Trust, Series 2018-1A, Class A (c)	2.610%	03/15/28	234,068	233,691
OneMain Financial Issuance Trust, Series 2016-2A, Class B (c)	5.940%	03/20/28	250,000	253,586
Prosper Marketplace Issuance Trust, Series 2017-2A, Class B (c)	3.480%	09/15/23	100,000	99,706

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 5.4% (Continued)
Prosper Marketplace Issuance Trust, Series 2018-1A, Class B (c)	3.899%	06/17/24	$100,000	$99,986
Upstart Securitization Trust, Series 2017-1, Class B (c)	3.802%	06/20/24	150,000	149,411
				2,619,950
Equipment - 1.1%
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (c)	2.210%	11/20/21	43,825	43,570
BCC Funding Corp., Series 2015-1, Class A2 (c)	2.224%	10/20/20	18,383	18,353
Business Jet Securities LLC, Series 2018-1, Class A (c)	4.335%	02/15/33	116,471	116,775
Business Jet Securities LLC, Series 2018-1, Class B (c)	6.048%	02/15/33	94,334	94,497
Global SC Finance SRL, Series 2014-1A, Class A2 (c)	3.090%	07/17/29	63,333	61,992
LEAF II Receivables Funding LLC, Series 2017-1, Class E1 (c)	4.470%	07/15/22	100,000	99,718
SCF Equipment Trust LLC, Series 2017-1A, Class A (c)	3.770%	01/20/23	71,986	71,770
				506,675

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 8.8%
A10 Securitization, Series 2017-1A, Class C (c)	4.050%	03/15/36	$250,000	$246,947
A10 Securitization, Series 2017-1A, Class D (c)	4.700%	03/15/36	250,000	245,270
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	141,244	144,681
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	122,102	123,449
AMSR Trust, Series 2016-SFR1, Class A (1MO LIBOR + 140) (b)(c)	3.208%	11/17/33	100,000	100,413
B2R Mortgage Trust, Series 2015-2, Class A (c)	3.336%	11/15/48	87,304	87,451
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (b)(c)	4.089%	08/15/32	250,000	251,438
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 400) (b)(c)	7.813%	11/15/33	100,000	100,535
Barclays Commercial Mortgage Securities, Series 2016-ETC, Class A (c)	2.937%	08/14/36	100,000	95,111
Colony American Finance Ltd., Series 2016-1, Class A (c)	2.544%	06/15/48	157,028	154,368
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	145,432
Commercial Mortgage Trust, Series 2014-TWC, Class B (1MO LIBOR + 160) (b)(c)	3.179%	02/13/32	100,000	100,096
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (b)(c)	4.026%	11/15/34	100,000	100,492
FCRE LLC, Series 2016-1A, Class D (1MO LIBOR + 585) (b)(c)	7.711%	05/21/36	100,000	100,363
FirstKey Lending Trust, Series 2015-SFR1, Class A (c)	2.553%	03/09/47	88,767	88,314
FREMF Mortgage Trust, Series 2012-K21, Class C (b)(c)	3.938%	07/25/22	450,000	444,244
FREMF Mortgage Trust, Series 2016-K723, Class B	3.582%	11/25/23	150,000	149,300
FREMF Mortgage Trust, Series 2012-K23, Class C (b)(c)	3.656%	10/25/45	90,000	87,356
GS Mortgage Securities Trust, Series 2018-CHLL, Class D (b)(c)	3.237%	02/15/37	100,000	100,050
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 245) (b)(c)	3.750%	03/17/37	150,000	151,922
Prime Finance Partners III, Series 2015-2, Class A (1MO LIBOR + 145) (b)(c)	3.236%	07/14/34	41,033	41,059

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 8.8% (Continued)
Prime Finance Partners III, Series 2017-3, Class C (1MO LIBOR + 250) (b)(c)	4.276%	01/14/35	$100,000	$100,593
Progress Residential Trust, Series 2015-SFR2, Class A (c)	2.740%	06/12/32	227,216	225,216
Progress Residential Trust, Series 2015-SFR3, Class A (c)	3.067%	11/12/32	212,936	212,310
Progress Residential Trust, Series 2015-SFR3, Class D (c)	4.673%	11/12/32	100,000	102,186
RAIT Trust, Series 2016-FL6, Class B (1MO LIBOR + 265) (b)(c)	4.400%	11/13/31	100,000	100,151
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class D (1MO LIBOR + 385) (b)(c)	5.721%	05/25/34	250,000	251,759
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B (1MO LIBOR + 200) (b)(c)	3.588%	07/15/34	94,832	94,896
Tricon American Homes, Series 2016-SFR1, Class C (c)	3.487%	11/17/33	100,000	99,153
				4,244,555
Non Agency MBS CMO - 0.2%
Structured Asset Securities Corp., Series 2003-37A, Class 2A (b)	3.397%	12/25/33	18,605	18,670
WaMu Mortgage Pass-Through Certificate, Series 2003-AR11, Class A6 (b)	3.358%	10/25/33	25,411	25,718
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (b)	3.592%	09/25/33	75,111	76,469
				120,857

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 4.5%
College Ave Student Loans, Series 2017-A, Class B (c)	4.500%	11/26/46	$100,000	$98,199
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (c)	2.680%	07/25/35	129,203	126,955
Social Professional Loan Program, Series 2015-B, Class A2 (c)	2.510%	09/27/32	128,119	126,544
Social Professional Loan Program, Series 2016-C, Class A2B (c)	2.360%	12/27/32	260,000	252,725
Social Professional Loan Program, Series 2015-D, Class B (c)	3.589%	10/26/37	69,609	69,284
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	147,116
Social Professional Loan Program, Series 2017-E, Class A2B (c)	2.720%	11/26/40	225,000	221,098
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	691,187
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	195,105
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (b)(c)	2.221%	02/25/42	236,495	236,664
				2,164,877

Total Securitized				$29,053,571

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Treasury - 18.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury - 18.5%
U.S. Treasury Notes	1.250%	12/31/18	$250,000	$248,486
U.S. Treasury Notes (a)	1.125%	01/15/19	150,000	148,863
U.S. Treasury Notes	1.375%	04/30/21	300,000	290,746
U.S. Treasury Notes	1.625%	11/15/22	1,000,000	959,693
U.S. Treasury Notes (a)	2.000%	11/30/22	1,000,000	975,777
U.S. Treasury STRIPS	0.000%	02/15/23	700,000	616,194
U.S. Treasury Bonds	1.500%	03/31/23	500,000	474,823
U.S. Treasury Notes (a)	1.625%	04/30/23	100,000	95,440
U.S. Treasury Notes (a)	2.500%	05/15/24	250,000	247,787
U.S. Treasury Notes	2.250%	11/15/24	250,000	243,334
U.S. Treasury STRIPS	0.000%	02/15/25	300,000	248,502
U.S. Treasury Notes	2.000%	08/15/25	950,000	904,765
U.S. Treasury Notes	2.250%	11/15/25	100,000	96,732
U.S. Treasury Notes	1.625%	02/15/26	525,000	484,034
U.S. Treasury STRIPS (a)	0.000%	05/15/28	1,000,000	749,299
U.S. Treasury STRIPS (a)	0.000%	11/15/31	250,000	168,322
U.S. Treasury STRIPS	0.000%	02/15/33	500,000	323,796
U.S. Treasury Bonds (a)	4.250%	05/15/39	100,000	121,482
U.S. Treasury Bonds	3.875%	08/15/40	450,000	520,336
U.S. Treasury Notes (a)	4.250%	11/15/40	100,000	121,871
U.S. Treasury STRIPS	0.000%	08/15/41	150,000	74,379
U.S. Treasury Bonds	2.750%	11/15/42	800,000	770,618
Total Treasury				$8,885,279

Registered Investment Companies - 10.2%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.77% (d)	194,305	$194,266
State Street Navigator Securities Lending Portfolio I, 1.86% (d)	4,743,540	4,743,540

Total Registered Investment Companies		$4,937,806

Total Investment Securities - 109.2% (Cost $53,621,101)		$52,540,945

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Net Other Assets (Liabilities) - (9.2)%	(4,406,635)

Net Assets - 100.0%	$48,134,310

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2018 was $4,657,196.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2018. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.
(c)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of March 31, 2018 was $15,271,400, represent 31.7% of net assets.
(d)	The rate shown is the effective interest rate as of March 31, 2018.

BV - Besloten Vennootschap

LIBOR - London Interbank Offered Rate

NA - National Association

NV - Naamloze Vennootschap

SA - Societe Anonyme

SCS - Sociedad en Comandita Simple

See accompanying notes to Schedule of Investments.

Diamond Hill Corporate Credit Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Collateralized Debt Obligations - 0.2%	Maturity	Shares / Par Value	Fair Value
Alesco Preferred Funding Ltd. IV, Class PPN *	03/23/35	$621,631	$228,558
Alesco Preferred Funding Ltd., Class PPNE *	03/23/35	336,608	117,971
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 *	11/05/41	611,948	265,586
Taberna Preferred Funding Ltd., Class PPN2 *	07/05/35	1,175,564	431,687

Total Collateralized Debt Obligations			$1,043,802

Corporate Bonds - 87.6%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.2%
Popular, Inc.	7.000%	07/01/19	$41,015,000	$41,835,300

Basic Industry - 9.2%
Axalta Coating Systems Dutch Holding (a)	4.875%	08/15/24	6,209,000	6,232,284
Beacon Roofing Supply, Inc.	6.375%	10/01/23	3,705,000	3,890,250
Century Communities, Inc.	6.875%	05/15/22	18,190,000	18,755,708
Century Communities, Inc.	5.875%	07/15/25	14,147,000	13,475,018
GCP Applied Technologies, Inc. (a)	9.500%	02/01/23	168,000	184,951
Masonite International Corp.(a)	5.625%	03/15/23	375,000	385,781
Mueller Industries, Inc. (b)	6.000%	03/01/27	15,000,000	14,981,250
Summit Materials LLC	8.500%	04/15/22	4,067,000	4,382,193
				62,287,435
Consumer Goods - 5.7%
B&G Foods, Inc. (b)	5.250%	04/01/25	4,950,000	4,609,688
Clearwater Seafoods, Inc. (a)	6.875%	05/01/25	6,100,000	5,833,125
Cooke Omega/Alpha Vessel (a)	8.500%	12/15/22	3,517,000	3,508,208
Coty, Inc. (a)	6.500%	04/15/26	7,000,000	7,035,000
KAR Auction Services, Inc. (a)	5.125%	06/01/25	3,834,000	3,814,830
Pilgrim's Pride Corp. (a)	5.875%	09/30/27	14,608,000	13,731,519
				38,532,370

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 87.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 8.9%
Centennial Resource Production LLC (a)	5.375%	01/15/26	$2,431,000	$2,385,419
Diamondback Energy, Inc.	4.750%	11/01/24	4,413,000	4,363,353
Diamondback Energy, Inc. (b)	5.375%	05/31/25	4,269,000	4,335,170
Energen Corp.	4.625%	09/01/21	2,846,000	2,796,195
Energen Corp.	7.125%	02/15/28	14,821,000	15,413,840
Indigo Natural Resources LLC (a)	6.875%	02/15/26	2,165,000	2,040,513
Oceaneering International, Inc.	6.000%	02/01/28	11,200,000	11,067,641
Parsley Energy LLC (a)	5.375%	01/15/25	1,125,000	1,122,188
Resolute Energy Corp.	8.500%	05/01/20	2,752,000	2,745,120
Welltec A/S (a)(b)	9.500%	12/01/22	13,525,000	13,964,563
				60,234,002
Financial Services - 16.8%
Alliance Data Systems Corp. (a)	6.375%	04/01/20	14,007,000	14,007,000
Alliance Data Systems Corp. (a)(b)	5.375%	08/01/22	29,207,000	29,206,999
Credit Acceptance Corp.	7.375%	03/15/23	6,105,000	6,356,831
Freedom Mortgage Corp. (a)	8.125%	11/15/24	6,850,000	7,021,250
Nationstar Mortgage/Capital Corp.	9.625%	05/01/19	5,208,000	5,305,650
Nationstar Mortgage/Capital Corp.	7.875%	10/01/20	9,356,000	9,543,120
Nationstar Mortgage/Capital Corp.	6.500%	07/01/21	4,786,000	4,857,790
Nationstar Mortgage/Capital Corp.	6.500%	06/01/22	5,351,000	5,478,086
Provident Funding Associates LP (a)	6.375%	06/15/25	4,965,000	4,983,619
Quicken Loans, Inc. (a)	5.750%	05/01/25	9,273,000	9,249,818
USIS Merger Sub, Inc. (a)	6.875%	05/01/25	10,106,000	10,106,000
Vantiv, Inc. (a)	4.375%	11/15/25	7,225,000	6,981,156
				113,097,319
Health Care - 2.6%
Davita Healthcare Partners, Inc.	5.125%	07/15/24	4,844,000	4,728,955
Greatbatch Ltd. (a)	9.125%	11/01/23	1,591,000	1,722,258
HCA Holdings, Inc.	7.750%	07/15/36	3,583,000	3,941,300
Kindred Healthcare, Inc.	8.750%	01/15/23	5,521,000	5,838,457
Teva Pharmaceutical Finance Netherlands III BV (a)(b)	6.000%	04/15/24	1,215,000	1,179,455
				17,410,425

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 87.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 2.8%
Hub International Ltd. (a)	7.875%	10/01/21	$8,461,000	$8,757,135
KIRS Midco 3 plc (a)	8.625%	07/15/23	3,414,000	3,524,955
MGIC Investment Corp.	5.750%	08/15/23	6,347,000	6,648,483
				18,930,573
Leisure - 3.6%
CCM Merger, Inc. (a)	6.000%	03/15/22	7,646,000	7,722,460
Rivers Pittsburgh Borrower LP (a)	6.125%	08/15/21	10,609,000	10,237,685
Station Casinos LLC (a)	5.000%	10/01/25	1,650,000	1,567,500
Wynn Las Vegas LLC (a)(b)	5.500%	03/01/25	4,507,000	4,529,535
				24,057,180
Media - 9.5%
Altice SA (a)(b)	7.750%	05/15/22	7,985,000	7,406,088
Cimpress NV (a)	7.000%	04/01/22	27,654,000	28,829,295
CSC Holdings LLC (a)(b)	10.125%	01/15/23	8,597,000	9,542,670
Liberty Interactive LLC (b)	8.250%	02/01/30	5,437,000	5,848,173
Townsquare Media, Inc. (a)(b)	6.500%	04/01/23	13,241,000	12,446,540
				64,072,766
Real Estate - 3.8%
Crescent Communities, Inc. (a)	8.875%	10/15/21	10,273,000	10,812,332
iStar Financial, Inc. (b)	4.625%	09/15/20	7,500,000	7,509,375
Kennedy Wilson, Inc.	5.875%	04/01/24	7,302,000	7,238,108
				25,559,815
Retail - 6.6%
Arch Merger Sub, Inc. (a)(b)	8.500%	09/15/25	14,332,000	13,257,100
IRB Holding Corp. (a)(b)	6.750%	02/15/26	4,975,000	4,875,998
Nathan's Famous, Inc. (a)	6.625%	11/01/25	15,544,000	15,621,719
Signet UK Finance plc (b)	4.700%	06/15/24	9,045,000	8,669,500
Tesco plc (a)(b)	6.150%	11/15/37	2,228,000	2,354,983
				44,779,300
Services - 2.0%
Diebold, Inc. (b)	8.500%	04/15/24	12,130,000	12,766,825
Laureate Education, Inc. (a)	8.250%	05/01/25	11,000	11,798
Ritchie Bros. Auctioneers, Inc. (a)	5.375%	01/15/25	766,000	766,000
				13,544,623

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 87.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Technology & Electronics - 2.7%
Conduent, Inc. (a)(b)	10.500%	12/15/24	$12,450,000	$14,613,187
First Data Corp. (a)(b)	7.000%	12/01/23	2,550,000	2,680,688
Wex, Inc. (a)	4.750%	02/01/23	950,000	954,465
				18,248,340
Telecommunications - 7.1%
CB Escrow Corp. (a)	8.000%	10/15/25	4,437,000	4,131,956
Cincinnati Bell, Inc. (a)(b)	7.000%	07/15/24	14,741,000	13,193,195
Cogent Communications, Inc. (a)	5.625%	04/15/21	20,575,000	20,677,875
Frontier Communications Corp.(a)(b)	8.500%	04/01/26	9,800,000	9,506,000
				47,509,026
Transportation - 0.1%
Mobile Mini, Inc.	5.875%	07/01/24	325,000	334,750

Total Corporate Bonds				$590,433,224

Registered Investment Companies - 25.0%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	2,601,906	$26,253,228
State Street Institutional Liquid Reserves Fund, Premier Class, 1.77% (d)	48,331,866	48,322,199
State Street Navigator Securities Lending Portfolio I, 1.86% (d)	93,775,610	93,775,610

Total Registered Investment Companies		$168,351,037

Total Investment Securities - 112.8% (Cost $766,000,231)		$759,828,063

Net Other Assets (Liabilities) - (12.8)%		(85,973,628)

Net Assets - 100.0%		$673,854,435

(a)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of March 31, 2018 was $352,717,095, representing 52.3% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2018 was $91,911,225.

(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of March 31, 2018.

A/S - Aktieselskab

BV - Besloten Vennootschap

NV - Naamloze Vennootschap

plc - Public Limited Company

SA - Societe Anonyme

See accompanying notes to Schedule of Investments.

*	Restricted and illiquid securities not registered under the securities act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd. IV, Class PNN	December-04	$621,631	$228,558	0.03%
Alesco Preferred Funding Ltd., Class PNNE	March-05	336,608	117,971	0.02%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	515,236	265,586	0.04%
Taberna Preferred Funding Ltd., Class PPN2	March-05	1,044,567	431,687	0.06%
		$2,518,042	$1,043,802	0.15%

Diamond Hill High Yield Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Corporate Bonds - 93.9%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 0.6%
Access Point Financial, Series 2017-A (a)	5.820%	04/15/29	$250,000	$249,866

Auto Loan - 2.0%
CIG Auto Receivables Trust, Series 2017-1A (a)	5.330%	12/16/24	400,000	400,522
CPS Auto Trust, Series 2017-A (a)	7.070%	04/15/24	250,000	262,789
Honor Automobile Trust Securitization, Series 2016-1A (a)	8.050%	11/15/22	200,000	206,287
				869,598
Banking - 4.3%
Popular, Inc.	7.000%	07/01/19	1,850,000	1,887,000

Basic Industry - 9.3%
Axalta Coating Systems Dutch Holding (a)(b)	4.875%	08/15/24	500,000	501,875
Beacon Roofing Supply, Inc.	6.375%	10/01/23	100,000	105,000
Century Communities, Inc.	6.875%	05/15/22	150,000	154,665
Century Communities, Inc.	5.875%	07/15/25	1,800,000	1,714,500
Masonite International Corp. (a)(b)	5.625%	03/15/23	75,000	77,156
Mueller Industries, Inc. (b)	6.000%	03/01/27	1,250,000	1,248,438
Summit Materials LLC	8.500%	04/15/22	250,000	269,375
				4,071,009
Capital Goods - 0.4%
Welbilt, Inc.	9.500%	02/15/24	151,000	168,365

Consumer - 1.2%
Arcadia Receivables Credit Trust, Series 2017-1 (a)	5.500%	06/15/23	223,000	225,324
Avant Loans Funding Trust, Series 2015-A (a)	7.750%	08/16/21	137,824	138,996
Upstart Securitization Trust, Series 2017-1 (a)	6.350%	06/20/24	150,000	153,291
				517,611

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 93.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Goods - 8.6%
B&G Foods, Inc.	5.250%	04/01/25	$500,000	$465,625
Clearwater Seafoods, Inc. (a)	6.875%	05/01/25	450,000	430,312
Cooke Omega/Alpha Vessel (a)	8.500%	12/15/22	400,000	399,000
Coty, Inc. (a)	6.500%	04/15/26	850,000	854,250
KAR Auction Services, Inc. (a)	5.125%	06/01/25	300,000	298,500
Pilgrim's Pride Corp. (a)(b)	5.875%	09/30/27	1,400,000	1,316,000
				3,763,687
Energy - 15.9%
Centennial Resource Production LLC (a)	5.375%	01/15/26	575,000	564,219
Diamondback Energy, Inc.	4.750%	11/01/24	250,000	247,187
Diamondback Energy, Inc. (b)	5.375%	05/31/25	475,000	482,362
Energen Corp.	7.125%	02/15/28	2,800,000	2,912,000
Indigo Natural Resources LLC (a)	6.875%	02/15/26	275,000	259,188
Oceaneering International, Inc.	6.000%	02/01/28	850,000	839,955
Parsley Energy LLC (a)	5.375%	01/15/25	150,000	149,625
Resolute Energy Corp.	8.500%	05/01/20	400,000	399,000
Welltec A/S (a)(b)	9.500%	12/01/22	1,025,000	1,058,312
				6,911,848
Equipment - 0.6%
Ascentium Equipment Receivables Trust, Series 2016-2A (a)	6.789%	10/10/24	100,000	105,495
LEAF II Receivables Funding LLC, Series 2017-1 (a)	5.990%	09/15/24	150,000	149,201
				254,696

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 93.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Financial Services - 14.5%
Alliance Data Systems Corp. (a)	6.375%	04/01/20	$800,000	$800,000
Alliance Data Systems Corp. (a)	5.375%	08/01/22	1,400,000	1,400,000
Credit Acceptance Corp.	7.375%	03/15/23	450,000	468,562
Freedom Mortgage Corp. (a)	8.125%	11/15/24	500,000	512,500
Nationstar Mortgage/Capital Corp.	9.625%	05/01/19	100,000	101,875
Nationstar Mortgage/Capital Corp.	6.500%	07/01/21	577,000	585,655
Nationstar Mortgage/Capital Corp.	6.500%	06/01/22	750,000	767,813
Provident Funding Associates LP (a)	6.375%	06/15/25	325,000	326,219
Quicken Loans, Inc. (a)	5.750%	05/01/25	577,000	575,557
USIS Merger Sub, Inc. (a)	6.875%	05/01/25	532,000	532,000
Vantiv, Inc. (a)(b)	4.375%	11/15/25	275,000	265,719
				6,335,900
Health Care - 3.6%
Davita Healthcare Partners, Inc. (b)	5.125%	07/15/24	400,000	390,500
HCA Holdings, Inc.	7.750%	07/15/36	675,000	742,500
Kindred Healthcare, Inc. (b)	8.750%	01/15/23	375,000	396,563
Teva Pharmaceutical Finance Netherlands III BV (a)	6.000%	04/15/24	50,000	48,537
				1,578,100
Insurance - 2.6%
Hub Holdings LLC (a)	8.125%	07/15/19	280,000	280,350
Hub International Ltd. (a)(b)	7.875%	10/01/21	725,000	750,375
MGIC Investment Corp.	5.750%	08/15/23	95,000	99,513
				1,130,238
Leisure - 3.6%
CCM Merger, Inc. (a)	6.000%	03/15/22	325,000	328,250
Rivers Pittsburgh Borrower LP (a)	6.125%	08/15/21	650,000	627,250
Station Casinos LLC (a)	5.000%	10/01/25	200,000	190,000
Wynn Las Vegas LLC (a)(b)	5.500%	03/01/25	425,000	427,125
				1,572,625
Media - 7.3%
Altice SA (a)(b)	7.750%	05/15/22	450,000	417,375
Cimpress NV (a)	7.000%	04/01/22	1,175,000	1,224,937
CSC Holdings LLC (a)	10.125%	01/15/23	375,000	416,250
Liberty Interactive LLC (b)	8.250%	02/01/30	175,000	188,234
Townsquare Media, Inc. (a)(b)	6.500%	04/01/23	975,000	916,500
				3,163,296

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 93.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 0.6%
Fort CRE LLC, Series 2016-1A (1MO LIBOR + 800) (a)(c)	9.213%	05/21/36	$250,000	$252,839

Non Agency MBS CMO - 0.2%
CAM Mortgage Trust, Series 2016-2 (a)	5.000%	06/15/57	100,000	99,218

Real Estate - 2.9%
Crescent Communities, Inc. (a)	8.875%	10/15/21	600,000	631,500
Kennedy Wilson, Inc.	5.875%	04/01/24	625,000	619,531
				1,251,031
Retail - 6.8%
Arch Merger Sub, Inc. (a)(b)	8.500%	09/15/25	1,100,000	1,017,500
IRB Holding Corp. (a)(b)	6.750%	02/15/26	375,000	367,537
Nathan's Famous, Inc. (a)	6.625%	11/01/25	1,200,000	1,206,000
Signet UK Finance plc (b)	4.700%	06/15/24	150,000	143,773
Tesco plc (a)	6.150%	11/15/37	200,000	211,399
				2,946,209
Services - 1.4%
Diebold, Inc. (b)	8.500%	04/15/24	400,000	421,000
Ritchie Bros. Auctioneers, Inc. (a)	5.375%	01/15/25	200,000	200,000
				621,000
Technology & Electronics - 1.8%
Conduent, Inc. (a)(b)	10.500%	12/15/24	525,000	616,219
First Data Corp. (a)(b)	7.000%	12/01/23	100,000	105,125
Wex, Inc. (a)	4.750%	02/01/23	50,000	50,235
				771,579
Telecommunications - 5.1%
CB Escrow Corp. (a)	8.000%	10/15/25	975,000	907,969
Cincinnati Bell, Inc. (a)	7.000%	07/15/24	250,000	223,750
Cogent Communications, Inc. (a)	5.625%	04/15/21	250,000	251,250
Frontier Communications Corp.(a)(b)	8.500%	04/01/26	850,000	824,500
				2,207,469

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 93.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.6%
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	$42,969	$44,473
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	133,423	137,199
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	85,754	91,328
				273,000

Total Corporate Bonds				$40,896,184

Registered Investment Companies - 24.2%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.77% (d)	2,792,594	$2,792,036
State Street Navigator Securities Lending Portfolio I, 1.86% (d)	7,769,403	7,769,403

Total Registered Investment Companies		$10,561,439

Total Investment Securities - 118.1% (Cost $51,550,051)		$51,457,623

Net Other Assets (Liabilities) - (18.1)%		(7,902,964)

Net Assets - 100.0%		$43,554,659

(a)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of March 31, 2018 was $24,804,193, representing 56.9% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2018 was $7,616,594.
(c)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2018. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.
(d)	The rate shown is the effective interest rate as of March 31, 2018.

A/S - Aktieselskab

BV - Besloten Vennootschap

LIBOR - London Interbank Offered Rate

NV - Naamloze Vennootschap

plc - Public Limited Company

SA - Societe Anonyme

See accompanying notes to Schedule of Investments.

Diamond Hill Funds
Notes to Schedule of Investments and Investments Sold Short
March 31, 2018 (Unaudited)

1. Organization:

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”), Diamond Hill Global Fund (“Global Fund”), Diamond Hill Short Duration Total Return Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

With the exception of the Mid Cap Fund, Financial Long-Short Fund, Global Fund, Short Duration Fund, Core Bond Fund and High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Mid Cap Fund, Global Fund, Short Duration Fund, Core Bond Fund and High Yield Fund offer three classes of shares: Class A, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. With the exception of the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund, Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. The Short Duration Fund has a maximum sales charge on purchases of 2.25% and the Core Bond Fund, Corporate Credit Fund and High Yield Fund have a maximum sales charge on purchases of 3.50% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date.

2. Significant Accounting Policies:

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust's Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy. As of March 31, 2018, five international securities held in the Research Opportunities Fund and fifteen international securities held in the Global Fund were fair valued using this systematic valuation model. These securities had a total fair value of $2,751,582 and $4,309,087, respectively, representing 4.6% and 34.4%, respectively, of net assets of the Fund.

As of March 31, 2018, the Small Cap Fund and Corporate Credit Fund had approximately 1.0% and 0.2%, respectively, of their net assets valued using estimates provided by the Fair Value Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1 and 2 as of March 31, 2018 based on input levels assigned at December 31, 2017.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Small Cap Fund
Common Stocks*	$1,216,892,901	$-	$14,183,911	$1,231,076,812
Registered Investment Companies	255,790,556	-	-	255,790,556
Total	$1,472,683,457	$-	$14,183,911	$1,486,867,368

Small-Mid Cap Fund
Common Stocks*	$2,215,565,053	$-	$-	$2,215,565,053
Registered Investment Companies	375,244,562	-	-	375,244,562
Total	$2,590,809,615	$-	$-	$2,590,809,615

Mid Cap Fund
Common Stocks*	$108,573,711	$-	$-	$108,573,711
Registered Investment Companies	17,104,888	-	-	17,104,888
Total	$125,678,599	$-	$-	$125,678,599

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Large Cap Fund
Common Stocks*	$5,713,843,563	$-	$-	$5,713,843,563
Registered Investment Companies	101,620,073	-	-	101,620,073
Total	$5,815,463,636	$-	$-	$5,815,463,636

All Cap Select Fund
Common Stocks*	$197,502,144	$-	$-	$197,502,144
Registered Investment Companies	7,082,406	-	-	7,082,406
Total	$204,584,550	$-	$-	$204,584,550

Long-Short Fund
Common Stocks*	$3,829,967,512	$-	$-	$3,829,967,512
Registered Investment Companies	1,507,147,465	-	-	1,507,147,465
Total	$5,337,114,977	$-	$-	$5,337,114,977

Research Opportunities Fund
Common Stocks*	$62,393,549	$2,751,582	$-	$65,145,131
Corporate Bonds*	-	1,207,750	-	1,207,750
Registered Investment Companies	16,765,084	-	-	16,765,084
Total	$79,158,633	$3,959,332	$-	$83,117,965

Financial Long-Short Fund
Common Stocks*	$33,035,469	$-	$-	$33,035,469
Registered Investment Companies	10,725,124	-	-	10,725,124
Total	$43,760,593	$-	$-	$43,760,593

Global Fund
Common Stocks*	$7,978,014	$4,309,087	$-	$12,287,101
Registered Investment Companies	249,331	-	-	249,331
Total.	$8,227,345	$4,309,087	$-	$12,536,432

Short Duration Total Return Fund
Corporate Credit*	$-	$31,813,992	$-	$31,813,992
Securitized*	-	306,595,712	-	306,595,712
Treasury	-	18,916,335	-	18,916,335
Registered Investment Companies	12,410,733	-	-	12,410,733
Total	$12,410,733	$357,326,039	$-	$369,736,772

Core Bond Fund
Corporate Credit*	$-	$9,029,116	$-	$9,029,116
Government Related	-	635,173	-	635,173
Securitized*	-	29,053,571	-	29,053,571
Treasury	-	8,885,279	-	8,885,279
Registered Investment Companies	4,937,806	-	-	4,937,806
Total	$4,937,806	$47,603,139	$-	$52,540,945

Corporate Credit Fund
Collateralized Debt Obligations	$-	$1,043,802	$-	$1,043,802
Corporate Bonds*	-	590,433,224	-	590,433,224
Registered Investment Companies	168,351,037	-	-	168,351,037
Total	$168,351,037	$591,477,026	$-	$759,828,063

High Yield Fund
Corporate Bonds*	$-	$40,896,184	$-	$40,896,184
Registered Investment Companies	10,561,439	-	-	10,561,439
Total	$10,561,439	$40,896,184	$-	$51,457,623

Investments in Securities Sold Short: (Liabilities)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Long-Short Fund
Common Stocks*	$(969,143,213)	$-	$-	$(969,143,213)
Registered Investment Companies	(6,983,631)	-	-	(6,983,631)
Total	$(976,126,844)	$-	$-	$(976,126,844)

Research Opportunities Fund
Common Stocks*	$(12,554,490)	$-	$-	$(12,554,490)

Financial Long-Short Fund
Common Stocks*	$(3,737,175)	$-	$-	$(3,737,175)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The following table presents the Small Cap Fund's assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended March 31, 2018.

Common Stocks
Value, December 31, 2017	$14,144,401
Purchases	-
Transfers in from Level 1	-
Unrealized gains	39,510
Value, March 31, 2018	$14,183,911

The following table summarizes the valuation techniques used and unobservable inputs used to determine the fair value of Small Cap’s Level 3 common stocks as of March 31, 2018:

	Fair Value	Valuation Technique	Unobservable Input	Range	Impact to Valuation From a Decrease in Input
Common stocks	$14,183,911	Net present value calculation of net asset value of the liquidating trust	Value of assets and liabilities in liquidating trust	$7.26 per share	Decrease in Valuation
			Discount rate	1.5%-9%	Increase in valuation

This security is presently part of a liquidating trust. The Fair Value Committee’s valuation method for this security is based on calculating a share price based on the net asset value by reviewing the latest available public information on assets and liabilities held in the liquidating trust. Once the net asset value is calculated, the Fair Value Committee applies an appropriate market discount rate used to calculate the net present value of the expected cash flows that will potentially be received by the Fund.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Corporate Credit Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by the custodian and is used as collateral. It is included as “Segregated Cash With Custodian” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment advisor, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion.

As of March 31, 2018, the fair value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received

Small Cap Fund	$75,709,847	$78,035,124
Small-Mid Cap Fund	148,909,271	152,764,097
Mid Cap Fund	6,041,128	6,133,755
All Cap Select Fund	1,705,234	1,713,360
Long-Short Fund	983,196,973	997,135,391
Research Opportunities Fund	16,404,200	16,716,192
Financial Long-Short Fund	9,545,054	9,710,615
Global Fund	40,578	41,432
Short Duration Total Return Fund	3,513,370	3,584,590
Core Bond Fund	4,657,196	4,743,540
Corporate Credit Fund	91,911,225	93,775,610
High Yield Fund	7,616,594	7,769,403

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

3. Federal Tax Information:

As of March 31, 2018, cost and unrealized appreciation (depreciation) on a tax basis for investment securities were as follows:

	Diamond Hill	Diamond Hill	Diamond Hill	Diamond Hill
	Small Cap	Small-Mid Cap	Mid Cap	Large Cap
	Fund	Fund	Fund	Fund

Tax cost of portfolio investments	$1,075,421,380	$2,192,817,178	$113,673,783	$4,583,398,918

Gross unrealized appreciation	$464,032,964	$505,688,669	$16,784,278	$1,403,999,273
Gross unrealized depreciation	(52,586,976)	(107,696,232)	(4,779,462)	(171,934,555)

Net unrealized appreciation	$411,445,988	$397,992,437	$12,004,816	$1,232,064,718

			Diamond Hill	Diamond Hill
	Diamond Hill	Diamond Hill	Research	Financial
	All Cap Select	Long-Short	Opportunities	Long-Short
	Fund	Fund	Fund	Fund

Tax cost of portfolio investments and securities sold short	$182,355,400	$3,577,767,833	$64,802,846	$37,311,978

Gross unrealized appreciation	$26,781,249	$1,075,882,785	$11,019,214	$5,648,522
Gross unrealized depreciation	(4,552,099)	(292,662,485)	(5,258,585)	(2,937,082)

Net unrealized appreciation	$22,229,150	$783,220,300	$5,760,629	$2,711,440

		Diamond Hill		Diamond Hill
	Diamond Hill	Short Duration	Diamond Hill	Corporate
	Global	Total Return	Core Bond	Credit
	Fund	Fund	Fund	Fund

Tax cost of portfolio investments	$13,126,234	$370,240,009	$53,621,101	$766,159,783

Gross unrealized appreciation	$232,043	$1,644,107	$275,219	$5,857,318
Gross unrealized depreciation	(821,845)	(2,147,344)	(1,355,375)	(12,189,038)

Net unrealized depreciation	$(589,802)	$(503,237)	$(1,080,156)	$(6,331,720)

Diamond Hill
High Yield
Fund

Tax cost of portfolio investments	$51,573,931

Gross unrealized appreciation	$454,010
Gross unrealized depreciation	(570,318)

Net unrealized depreciation	$(116,308)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. Affiliated Investments

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, All Cap Select Fund, Long-Short Fund and Corporate Credit Fund each own Class Y shares of the Short Duration Total Return Fund, thereby making the Short Duration Total Return Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in the Short Duration Total Return Fund during the period ended March 31, 2018 is as follows:

Affiliated Fund	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill All Cap Select Fund	Diamond Hill Long-Short Fund	Diamond Hill Corporate Credit Fund

Diamond Hill Short Duration Total Return Fund

Value, December 31, 2017	$56,711,326	$47,270,443	$2,163,880	$2,834,923	$83,461,099	$26,071,860

Purchases	488,204	422,057	19,320	25,312	5,775,431	232,784
Sales	(3,000,000)	-	-	-	-	-
Realized Gains	(2,786)	-	-	-	-	-
Change in Unrealized Appreciation/Depreciation	(106,112)	(93,222)	(4,268)	(5,591)	(169,500)	(51,416)

Value, March 31, 2018	$54,090,632	$47,599,278	$2,178,932	$2,854,644	$89,067,030	$26,253,228

Income Distributions	$488,204	$422,057	$19,320	$25,312	$775,431	$232,784

5. Subsequent Events

The Funds evaluated events from March 31, 2018 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	May 30, 2018

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Treasurer

Date:	May 30, 2018